   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 1996.


                                               1933 ACT REGISTRATION NO. 2-70639
                                              1940 ACT REGISTRATION NO. 811-3136
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


          REGISTRATION STATEMENT UNDER THE
            SECURITIES ACT OF 1933                                                    / /
          Pre-Effective Amendment No.                                                 / /
          Post-Effective Amendment No. 21                                             /X/
                                              and/or
          REGISTRATION STATEMENT UNDER THE
            INVESTMENT COMPANY ACT OF 1940                                            / /
          Amendment No. 22                                                            /X/


                        (Check appropriate box or boxes)
                               ------------------

                           KEMPER INTERNATIONAL FUND
               (Exact name of Registrant as Specified in Charter)

              120 South LaSalle Street, Chicago, Illinois                      60603
                (Address of Principal Executive Office)                      (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121

   Philip J. Collora, Vice President and Secretary                       With a copy to:
              Kemper International Fund                                 Charles F. Custer
               120 South LaSalle Street                         Vedder, Price, Kaufman & Kammholz
               Chicago, Illinois 60603                               222 North LaSalle Street
       (Name and Address of Agent for Service)                       Chicago, Illinois 60601


    Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on or about December 22, 1995.

    It is proposed that this filing will become effective (check appropriate box)
       / / immediately upon filing pursuant to paragraph (b)

       /X/ on March 1, 1996 pursuant to paragraph (b)

       / / 60 days after filing pursuant to paragraph (a)(1)
       / / on (date) pursuant to paragraph (a)(1) of Rule 485.
       / / 75 days after filing pursuant to paragraph (a)(2)
       / / on (date) pursuant to paragraph (a)(2) of Rule 485.
    If appropriate, check the following box:
       / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        CALCULATION OF REGISTRATION FEE

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                          PROPOSED        PROPOSED
                                                          MAXIMUM         MAXIMUM        AMOUNT OF
          TITLE OF SECURITIES           AMOUNT BEING   OFFERING PRICE    AGGREGATE      REGISTRATION
           BEING REGISTERED              REGISTERED       PER UNIT    OFFERING PRICE*       FEE
------------------------------------------------------------------------------------------------------
Shares of beneficial interest,
  without par value...................    3,135,320        $11.84         $290,000        $100.00


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


* The fee is calculated in accordance with Rule 24e-2; (b)(2) 18,714,097; (b)(3) 15,603,270; (b)(4) 3,110,827.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           KEMPER INTERNATIONAL FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS


                        ITEM NUMBER
                       OF FORM N-1A                               LOCATION IN PROSPECTUS
                       ------------                               ----------------------
 1.    Cover Page...................................   Cover Page
 2.    Synopsis.....................................   Summary; Summary of Expenses; Supplement to
                                                       Prospectus
 3.    Condensed Financial Information..............   Financial Highlights; Performance; Supplement
                                                       to Prospectus
 4.    General Description of Registrant............   Summary; Investment Objectives, Policies and
                                                       Risk Factors; Capital Structure
 5.    Management of the Fund.......................   Summary; Investment Manager and Underwriter
 5A.   Management's Discussion of Fund
       Performance..................................   Performance
 6.    Capital Stock and Other Securities...........   Summary; Dividends and Taxes; Purchase of
                                                       Shares; Capital Structure
 7.    Purchase of Securities Being Offered.........   Summary; Investment Manager and Underwriter;
                                                       Net Asset Value; Purchase of Shares; Special
                                                       Features; Supplement to Prospectus
 8.    Redemption or Repurchase.....................   Summary; Redemption or Repurchase of Shares
 9.    Pending Legal Proceedings....................   Inapplicable

                           KEMPER GLOBAL INCOME FUND
                           KEMPER INTERNATIONAL FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1996

                                 CLASS I SHARES

Kemper Global Income Fund (the "Global Fund") and Kemper International Fund (the "International Fund") (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Zurich Kemper Investments, Inc. (formerly named Kemper Financial Services, Inc.) ("ZKI") and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates (including Zurich Investment Management, Inc.) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are or not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge, a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information for the Class I shares supplements the "Summary of Expenses" section of the prospectus.

SUMMARY OF EXPENSES


SHAREHOLDER TRANSACTION EXPENSES(applicable to both Funds)CLASS I
                                                          -------

Maximum Sales Charge on Purchases
  (as a percentage of offering price) . . . . . . . . . . . . None
Maximum Sales Charge on Reinvested Dividends. . . . . . . . . None
Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . None
Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . None
Deferred Sales Charge (as a percentage of redemption proceeds)None




                                          GLOBAL     INTERNATIONAL
ANNUAL FUND OPERATING EXPENSES             FUND           FUND
                                          ------     -------------
(as a percentage of average net assets)
Management Fees . . . . . . . . . . . . .    .75%           .75%
12b-1 Fees  . . . . . . . . . . . . . . .   None           None
Other Expenses* . . . . . . . . . . . . .    .18%           .20%
                                          ------      ----------
Total Operating Expenses. . . . . . . . .    .93%           .95%
                                          ======      ==========

---------------

*"Other Expenses" have been
estimated for the current
fiscal year.


EXAMPLE       FUND                1 YEAR  3 YEARS
                                  ------  -------
You would pay  Global Fund           9      30
the following  International Fund   10      30
expenses on a
$1,000
investment
assuming (1)
5% annual
return and (2)
redemption at
the end of each
time period:


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of either Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

FINANCIAL HIGHLIGHTS

KEMPER GLOBAL INCOME FUND

                                             CLASS I
                                             -------
                                           NOVEMBER 22,
                                             1995 TO
                                           DECEMBER 31,
                                              1995
                                           ------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------

Net asset value, beginning of period            9.57
-------------------------------------------------------
Income from investment operations:
  Net investment income                         .07
-------------------------------------------------------
  Net realized and unrealized loss             (.03)
-------------------------------------------------------
Total from investment operations                .04
-------------------------------------------------------
Less distribution from net
  investment income                             .56
-------------------------------------------------------
Net asset value, end of period                 9.05
-------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   .43
-------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
Expenses                                        .88
-------------------------------------------------------
Net investment income                          6.40
-------------------------------------------------------


KEMPER INTERNATIONAL FUND

                                           CLASS I
                                           -------
                                             JULY 3,
                                             1995 TO
                                         OCTOBER 31,
                                              1995
                                         -----------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------

Net asset value, beginning of period          10.09
-------------------------------------------------------
Income from investment operations:
  Net investment income                         .04
-------------------------------------------------------
  Net realized and unrealized gain              .48
-------------------------------------------------------
Total from investment operations                .52
-------------------------------------------------------
Net asset value, end of period                10.61
-------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  5.15
-------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
Expenses                                        .85
-------------------------------------------------------
Net investment income                          1.32
-------------------------------------------------------


SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Funds--Kemper Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Funds--Kemper Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the shares relative net asset values. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."


March 1, 1996
KGIF-1I (3/96)

TABLE OF CONTENTS
---------------------------------------------------------

Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           4
------------------------------------------------
Investment Objectives, Policies and Risk       7
  Factors
------------------------------------------------
Investment Manager and Underwriter            18
------------------------------------------------
Dividends and Taxes                           21
------------------------------------------------
Net Asset Value                               22
------------------------------------------------
Purchase of Shares                            23
------------------------------------------------
Redemption or Repurchase of Shares            29
------------------------------------------------
Special Features                              33
------------------------------------------------
Performance                                   36
------------------------------------------------
Capital Structure                             38
------------------------------------------------
Account Application
------------------------------------------------

This combined prospectus contains information about each of the Funds that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated March 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Funds at the address or telephone number on this cover or the firm from which this prospectus was received.

THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                         [LOGO]

KEMPER
GLOBAL INCOME
FUND

KEMPER
INTERNATIONAL
FUND
PROSPECTUS MARCH 1, 1996

KEMPER GLOBAL INCOME FUND
KEMPER INTERNATIONAL FUND
120 South LaSalle Street, Chicago, Illinois 60603
1-800-621-1048

The objective of Kemper Global Income Fund is to provide high current income consistent with prudent total return asset management. The Fund pursues its objective by investing primarily in investment grade foreign and domestic fixed income securities.

The objective of Kemper International Fund is to seek a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

There is no assurance that either Fund's objective will be achieved.

KEMPER GLOBAL INCOME FUND
KEMPER INTERNATIONAL FUND
120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES. Kemper Global Income Fund (the "Global Fund") is an open-end, non-diversified, management investment company. The Global Fund's investment objective is to provide high current income consistent with prudent total return asset management. The Fund pursues its objective by investing primarily in a portfolio of investment grade foreign and domestic fixed income securities. The Global Fund may also engage in options, financial futures, delayed delivery and foreign currency transactions and may lend its portfolio securities.

Kemper International Fund (the "International Fund") is an open-end, diversified management investment company. The International Fund's investment objective is to seek a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. Under normal circumstances, more than 80% of the International Fund's total assets will be invested in non-U.S. issuers. The International Fund also may engage in options, financial futures and foreign currency transactions. See "Investment Objectives, Policies and Risk Factors."

RISK FACTORS. Each Fund may invest without limit in securities of foreign issuers. Foreign investments involve risk and opportunity considerations not typically associated with investing in United States companies. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of foreign securities in a Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. While a Fund's investments in foreign securities will principally be in developed countries, the Fund may invest a portion of its assets in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. As a "non-diversified" investment company, the Global Fund will be able to invest a relatively high percentage of its assets in a limited number of issuers, therefore making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified company. Thus, an investment in either Fund should not be considered as a complete investment program. There are special risks associated with options, financial futures, foreign currency and other derivative transactions and there is no assurance that use of those investment techniques will be successful. Each Fund's returns and net asset value will fluctuate. See "Investment Objectives, Policies and Risk Factors."

PURCHASES AND REDEMPTIONS. Each Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares................   Offered at net asset value plus a maximum sales charge of 4.5% of the offering price for the Global Fund and 5.75% of the offering price for the International Fund. Reduced sales charges apply to purchases of $100,000 or more for the Global Fund and $50,000 or more for the International Fund. The redemption within one year of Class A shares purchased at net asset value under the Large
                                 Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge.
Class B Shares................   Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4%
                                 to zero on certain redemptions made within six years of purchase.
                                 Class B shares

                                 automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.
Class C Shares................   Offered at net asset value without an initial or contingent deferred sales charge, but subject to a Rule 12b-1 distribution fee. Class C shares do not convert into another class.

Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and investments thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject, in the case of Class A shares purchased under the Large Order NAV Purchase Privilege and in the case of Class B shares, to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

INVESTMENT MANAGER AND UNDERWRITER. Zurich Kemper Investments, Inc. (formerly named Kemper Financial Services, Inc.) ("ZKI") is each Fund's investment manager. ZKI is paid an investment management fee by each Fund at an annual rate ranging from .75% to .62% of its average daily net assets. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of ZKI, is principal underwriter and administrator for each Fund. For Class B and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. The expenses of each Fund, and of other investment companies investing in foreign securities, can be expected to be higher than for investment companies investing primarily in domestic securities since the costs of operation are higher, including custody and transaction costs for foreign securities and investment management fees. Administrative services are provided to shareholders under an administrative services agreement with KDI. Each Fund pays an administrative services fee at an annual rate of up to .25% of average daily net assets of each class of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."

DIVIDENDS. The Global Fund normally distributes monthly dividends of net investment income, the International Fund normally distributes annual dividends of net investment income and each Fund distributes any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without a sales charge, unless the investor makes a different election. See "Dividends and Taxes."

GENERAL. In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may make each Fund liable for any misstatement or omission in this prospectus regardless of the particular Fund to which it pertains.

SUMMARY OF EXPENSES

                                                   CLASS A             CLASS B             CLASS C
                                                  ---------   -------------------------   ----------
SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO
  BOTH FUNDS)(1)
Maximum Sales Charge on Purchases (as a
  percentage of offering price).................. 4.5%/5.75*(2)         None                 None
Maximum Sales Charge on Reinvested Dividends.....   None                None                 None
Redemption Fees..................................   None                None                 None
Exchange Fee.....................................   None                None                 None
Deferred Sales Charge (as a percentage of
  redemption proceeds)...........................   None(3)   4% during the first year,      None
                                                              3% during the second and
                                                              third years, 2% during
                                                              the fourth and fifth
                                                              years and 1% in the sixth
                                                              year
*5.75% applies to the International Fund only.

---------------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details.

(2) Reduced sales charges apply to purchases of $100,000 (for the Global Fund) or $50,000 (for the International Fund) or more. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."


(3) The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."


ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)


                                                                                 GLOBAL    INTERNATIONAL
                                                                                  FUND         FUND
                                                                                 ------    -------------
CLASS A SHARES
Management Fees...............................................................      .75%         .74%
12b-1 Fees....................................................................     None         None
Other Expenses................................................................      .59%         .83%
                                                                                 ------       ------
Total Operating Expenses......................................................     1.34%        1.57%
                                                                                  =====    =========
CLASS B SHARES
Management Fees...............................................................      .75%         .74%
12b-1 Fees(4).................................................................      .75%         .75%
Other Expenses................................................................      .48%        1.01%
                                                                                 ------       ------
Total Operating Expenses......................................................     1.98%        2.50%
                                                                                  =====    =========
CLASS C SHARES
Management Fees...............................................................      .75%         .74%
12b-1 Fees(5).................................................................      .75%         .75%
Other Expenses................................................................      .56%        1.01%
                                                                                 ------       ------
Total Operating Expenses......................................................     2.06%        2.50%
                                                                                  =====    =========


---------------

(4) Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although KDI believes that it is unlikely because of the automatic conversion feature described under "Purchase of Shares--Deferred Sales Charge Alternative--Class B Shares."

(5) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.

EXAMPLE


               CLASS A SHARES                        FUND         1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                              ------------------- -------  -------  -------  ---------
You would pay the following expenses on a     Global Fund           $58     $ 86     $116      $200
$1,000 investment, assuming (1) 5% annual     International Fund    $73     $104     $138      $234
return and (2) redemption at the end of each
time period:



              CLASS B SHARES(6)
You would pay the following expenses on a     Global Fund           $50      $82     $117      $199
$1,000 investment, assuming (1) 5% annual     International Fund    $55      $98     $143      $240
return and (2) redemption at the end of each
time period:
You would pay the following expenses on the   Global Fund           $20      $62     $107      $199
same investment, assuming no redemption:      International Fund    $25      $78     $133      $240


---------------
(6) Assumes conversion to Class A shares six years after purchase and was calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (3%), 3 years (2%), 5 years (1%) and 10 years (0%). See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.

               CLASS C SHARES
You would pay the following expenses on a     Global Fund           $21      $65     $111      $239
$1,000 investment, assuming (1) 5% annual     International Fund    $25      $78     $133      $284
return and (2) redemption at the end of each
time period:



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of either Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.


FINANCIAL HIGHLIGHTS


The tables below show financial information for each Fund expressed in terms of one share outstanding throughout the period. The information in the table for each Fund is covered by the report of the Fund's independent auditors. The report for each Fund is contained in its Registration Statement and is available from that Fund. The financial statements contained in each Fund's 1995 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling that Fund.


                                  GLOBAL FUND


                               YEAR ENDED     SIX MONTHS ENDED
                              DECEMBER 31,      DECEMBER 31,                      YEAR ENDED JUNE 30,             OCTOBER 1, 1989
CLASS A SHARES               1995     1994          1993               1993               1992         1991(A)   TO JUNE 30, 1990
                             -----    -----   ----------------   ----------------   ----------------   -------   ----------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
  of period                  $8.55     9.29           9.21                   9.44               9.26     9.98           9.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income        .61      .60            .27                    .72                .76      .94            .60
----------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)      1.05     (.74)           .16                  (.17)                .22       --            .70
----------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                  1.66     (.14)           .43                    .55                .98      .94           1.30
----------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income           1.16      .38             --                    .72                .73     1.22            .32
----------------------------------------------------------------------------------------------------------------------------
  Distribution from net
  realized gain                 --       --            .11                    .06                .07      .44             --
----------------------------------------------------------------------------------------------------------------------------
  Tax return of capital
  distribution                  --      .22            .24                     --                 --       --             --
----------------------------------------------------------------------------------------------------------------------------
Total dividends               1.16      .60            .35                    .78                .80     1.66            .32
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                     $9.05     8.55           9.29                   9.21               9.44     9.26           9.98
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT
  ANNUALIZED):               19.89%   (1.47)          4.73                   6.16              10.77     9.30          14.74
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED):
Expenses                      1.34%    1.53           1.29                   1.52               1.53     1.60           1.64
----------------------------------------------------------------------------------------------------------------------------
Net investment income         6.43%    6.67           5.75                   7.87               8.32     9.17           9.23
----------------------------------------------------------------------------------------------------------------------------

                                                            CLASS B                                 CLASS C
                                             -------------------------------------   -------------------------------------
                                                YEAR ENDED        MAY 31, 1994 TO       YEAR ENDED        MAY 31, 1994 TO
CLASS B AND C SHARES                         DECEMBER 31, 1995   DECEMBER 31, 1994   DECEMBER 31, 1995   DECEMBER 31, 1994
                                             -----------------   -----------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                8.56                8.70               $8.56                8.70
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .56                 .30                 .57                 .30
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           1.05                (.14)               1.05                (.14)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    1.61                 .16                1.62               --.16
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           1.08                 .19                1.09                 .19
------------------------------------------------------------------------------------------------------------------------
  Tax return of capital distribution                  --                 .11                  --                 .11
------------------------------------------------------------------------------------------------------------------------
Total dividends                                     1.08                 .30                1.09                 .30
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.09                8.56               $9.09                8.56
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                     19.21%               1.89               19.26%               1.91
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                            1.98%               2.27                2.06                2.23
------------------------------------------------------------------------------------------------------------------------
Net investment income                               5.79%               5.89                5.71                5.93
------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS
                                YEAR ENDED            ENDED
                               DECEMBER 31,       DECEMBER 31,                    YEAR ENDED JUNE 30,             OCTOBER 1, 1989
ALL CLASSES                   1995      1994          1993              1993              1992          1991     TO JUNE 30, 1990
                            --------   -------   ---------------   ---------------   ---------------   -------   ----------------
SUPPLEMENTAL DATA:
Net assets at end of
  period (in thousands)     $152,959   170,700        83,021                78,068            71,790   58,631         28,391
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate          220%      378           484                   372               292      346            444
------------------------------------------------------------------------------------------------------------------------

                               INTERNATIONAL FUND


                                                                                                           OCT. 1
                                                                                                             TO      YEAR ENDED
                                                     YEAR ENDED OCTOBER 31,                               OCT. 31,  SEPTEMBER 30,
     CLASS A SHARES       1995     1994     1993     1992       1991     1990     1989     1988     1987    1986        1986
                         --------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period    $11.13     10.56     8.17     8.76     9.52     9.94     9.35     9.19     8.92    12.41        7.68
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income     .07        --      .03      .22      .13      .15      .15      .07      .12      .02         .20
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)    .05       .86     2.54     (.67)     .31      .23      .80     1.78      .34     (.23 )      5.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                .12       .86     2.57     (.45)     .44      .38      .95     1.85      .46     (.21 )      5.22
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income          --        --      .18       --      .11      .08      .22      .11       --      .29         .08
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net
  realized gain             .66       .29       --      .14     1.09      .72      .14     1.58      .19     2.99         .41
---------------------------------------------------------------------------------------------------------------------------------
Total dividends             .66       .29      .18      .14     1.20      .80      .36     1.69      .19     3.28         .49
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                 $10.59     11.13    10.56     8.17     8.76     9.52     9.94     9.35     9.19     8.92       12.41
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT
  ANNUALIZED):             1.69%     8.32    32.08    (5.17)    5.38     4.16    10.48    24.89     4.60    (2.57)      72.18
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS
  (ANNUALIZED):(B)
Expenses                   1.57%     1.54     1.69     1.36     1.41     1.20     1.08     1.08     1.06     1.23        1.05
---------------------------------------------------------------------------------------------------------------------------------
Net investment income       .83%      .02      .37     2.61     1.42     1.66     1.48     1.04     1.09     1.79        2.43
---------------------------------------------------------------------------------------------------------------------------------



                                                                  CLASS B                               CLASS C
                                                    -----------------------------------   -----------------------------------
                                                       YEAR ENDED      MAY 31, 1994 TO       YEAR ENDED      MAY 31, 1994 TO
CLASS B AND C SHARES                                OCTOBER 31, 1995   OCTOBER 31, 1994   OCTOBER 31, 1995   OCTOBER 31, 1994
                                                    ----------------   ----------------   ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                     $11.09              10.58             $11.09              10.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                      (.02)              (.04)              (.02)              (.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                          .05                .55                .05                .55
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .03                .51                .03                .51
---------------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain                    .66                 --                .66                 --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.46              11.09             $10.46              11.09
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                              .84%              4.82                .84%              4.82
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                   2.50%              2.58               2.50%              2.52
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (.10)%             (.97)              (.10)%             (.91)
---------------------------------------------------------------------------------------------------------------------------------



                                                                                                           OCT. 1
                                                                                                             TO      YEAR ENDED
                                                     YEAR ENDED OCTOBER 31,                               OCT. 31,  SEPTEMBER 30,
      ALL CLASSES         1995     1994     1993     1992       1991     1990     1989     1988     1987    1986        1986
                        ---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period (in thousands) $364,708  418,282  289,898  165,890  184,946  200,730  170,304  176,915  176,666  176,947      184,832
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate      114%     103      156      143      209      191       79       89      144      349          149
---------------------------------------------------------------------------------------------------------------------------------

NOTES:
(a) Per share data for the Global Fund for the fiscal year ended June 30, 1991 were determined based upon average shares outstanding.


(b) Under the investment management agreement in effect through July 17, 1990, the investment manager reimbursed the International Fund when operating expenses exceeded certain limitations. Effective July 18, 1990, the International Fund entered into a new investment management agreement which changed the limitation; no expense reimbursement was made in 1991, 1992, 1993, 1994 or 1995.



Total return does not reflect the effect of any sales charges.



INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS


The following information sets forth each Fund's investment objective and policies. Each Fund's returns and net asset value will fluctuate and there is no assurance that a Fund will achieve its objective.

GLOBAL FUND. The objective of the Global Fund is to provide high current income consistent with prudent total return asset management. In seeking to achieve its objective, the Fund will invest primarily in investment grade foreign and domestic fixed income securities. In managing the Fund's portfolio to provide a high level of current income, the investment manager will also be seeking to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned. In so managing the Fund's portfolio in an effort to reduce volatility and increase returns, the investment manager may, as is discussed more fully below, adjust the Fund's portfolio across various global markets, maturity ranges, quality ratings and issuers based upon its view of interest rates and other market conditions prevailing throughout the world.

As a global fund, the Fund may invest in securities issued by any issuer and in any currency and may hold foreign currency. Under normal market conditions, as a fundamental policy, at least 65% of the Fund's assets will be invested in the securities of issuers located in at least three countries, one of which may be the United States. Securities of issuers within a given country may be denominated in the currency of another country, or in multinational currency units such as the European Currency Unit ("ECU"). Since the Fund invests in foreign securities, the net asset value of the Fund will be affected by fluctuations in currency exchange rates. See "Special Risk Factors" below.


The Fund may seek to capitalize on investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Currently, more than 50% of the value of the world's debt securities is represented by securities denominated in currencies other than the U.S. Dollar. Over the past ten years, debt securities offered by certain foreign governments provided higher investment returns than U.S. Government debt securities. Such returns reflect interest rates prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time. The investment manager believes that investment in a global portfolio can provide investors with more opportunities for attractive returns than investment in a portfolio comprised exclusively of U.S. debt securities. Also, the flexibility to invest in fixed income markets around the world can reduce risk since, as noted above, different world markets have often performed, at a given time, in radically different ways.


The Fund will allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its objective based upon relative interest rates among currencies, the outlook for changes in these interest rates, and anticipated changes in worldwide exchange rates. In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

It is currently anticipated that the Fund's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units such as the ECU. The Fund may also acquire securities and currency in less developed countries and in developing countries.

The Fund may invest in debt securities of supranational entities denominated in any currency. A supranational entity is an entity designated or supported by the national governments of two or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Investment Bank and the Asian Development Bank. The Fund may, in addition, invest in debt securities denominated in the ECU of an issuer in any country (including supranational issuers). The Fund is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction that are not backed by its full faith and credit and general taxing powers.

The Fund is authorized to invest in the securities of any foreign or domestic issuer. Investments by the Fund in fixed income securities may include obligations issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities; obligations issued or guaranteed by supranational entities; debt obligations of foreign and domestic corporations, banks and other business organizations; and other foreign and domestic debt securities such as convertible securities and preferred stocks, cash and cash equivalents and repurchase agreements. Under normal market conditions, the Fund, as a fundamental policy, will invest at least 65%, and may invest up to 100%, of its total assets in fixed income securities. Some of the Fund's fixed income securities may be convertible into common stock or be traded together with warrants for the purchase of common stock, and the Fund may convert such securities into equities and hold them as equity upon conversion. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization.

The securities in which the Fund may invest will be "investment grade" securities. Investment grade securities are those rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or IBCA Limited (including its affiliate IBCA, Inc.) ("IBCA"); or that are unrated but are of comparable quality in the opinion of the investment manager. Most foreign fixed income securities are unrated. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.

When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, or when relative yields in other securities are not deemed attractive, part or all of the Fund's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the investment manager, including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for defensive purposes a larger portion of the Fund's assets may be invested in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S. Dollar-denominated assets.

The Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

The Fund may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts, may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon and may engage in delayed delivery transactions. See "Additional Investment Information" below.

INTERNATIONAL FUND. The International Fund seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return. There is no limitation on the percentage or amount of the Fund's assets that may be invested in growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. While the Fund invests principally in equity securities of non-U.S. issuers, it may also invest in convertible and debt securities and foreign currencies. The Fund invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the Fund's total assets will be invested in non-U.S. issuers. In determining whether the Fund will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market. See "Special Risk Factors."

In pursuing its objective, the Fund invests primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of security including, but not limited to, convertible securities (including warrants), preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of domestic or foreign governments and their political subdivisions. When the investment manager believes that the total return potential in debt securities equals or exceeds the potential return on equity securities, the Fund may substantially increase its holdings in such debt securities. The Fund may establish and maintain reserves for defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Fund makes investments in various countries. Under normal circumstances, business activities in not less than three different foreign countries will be represented in the Fund's portfolio. The Fund may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the investment manager poses no unique investment risk. The Fund may purchase securities of companies, wherever organized, that have their principal activities and interests outside the United States. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization. Under exceptional economic or market conditions abroad, the Fund may, for defensive purposes, invest all or a major portion of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. The Fund may also invest its reserves in domestic short-term money-market instruments as described above.


In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers such factors as prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. Currently, approximately 60% of the market capitalization of equity securities are represented by securities in currencies other than the U.S. Dollar.


Generally, the Fund will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

The Fund may purchase and write (sell) options and engage in financial futures and foreign currency transactions. See "Additional Investment Information" below.

SPECIAL RISK FACTORS. There are risks inherent in investing in any security, including shares of each Fund. The investment manager attempts to reduce risk through fundamental research; however, there is no guarantee that such efforts will be successful and each Fund's returns and net asset value will fluctuate over time. There are special risks associated with each Fund's investments that are discussed below.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based upon the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

EMERGING MARKETS. While a Fund's investments in foreign securities will principally be in developed countries, a Fund may invest in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing country or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. A Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Fund will invest in foreign fixed income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates.

However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

The Global Fund has registered as a "non-diversified" investment company so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Fund. This allows the Global Fund, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the fixed income securities of an individual foreign government or corporate issuer. Currently, the Fund does not intend to invest more than 5% of its assets in any individual corporate issuer. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company. See "Investment Restrictions" in the Statement of Additional Information.

As noted above, the Global Fund may invest in securities that are rated within the four highest grades by S&P, Moody's or IBCA or, if unrated, are of comparable quality as determined by the investment manager. Securities rated within the four highest grades are generally considered to be "investment grade." Like higher rated securities, securities rated in the fourth grade are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The characteristics of the rating categories are described in the Statement of Additional Information under "Appendix--Ratings of Investments."

Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that past interest rates are indicative of future rates. The values of fixed income securities in a Fund's portfolio will fluctuate depending upon market factors and inversely with current interest rate levels.

Each Fund may engage in options, financial futures and foreign currency transactions and the Global Fund may engage in delayed delivery transactions and may lend its portfolio securities. For a description of special risks associated with these investment techniques, see "Additional Investment Information" below.

ADDITIONAL INVESTMENT INFORMATION. The portfolio turnover rates for the Funds are listed under "Financial Highlights." The Funds will have increased opportunities to adjust their portfolios across various markets and may experience a high portfolio turnover rate (over 100%), which involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. In order to continue to qualify as a regulated investment company for federal income tax purposes, less than 30% of the annual gross income of a Fund must be derived from the sale or other disposition of securities and certain other investments held by the Fund for less than three months. See "Dividends and Taxes" in the Statement of Additional Information.

The Global Fund may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of the Fund's portfolio may be relatively short (under five years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Since in most foreign markets debt securities generally are issued with maturities of ten years or less, it is currently anticipated that the average maturity of the Fund's portfolio will normally be in the intermediate range (three to ten years).

The Global Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes. The Fund may pledge up to 15% of its total assets to secure any such borrowings. The International Fund may not borrow money except for temporary or emergency purposes (but not for the purchase of investments) and then only in an amount not to exceed 5% of its net assets. The Fund may not pledge its assets in an amount exceeding the amount of the borrowings secured by such pledge.

A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets valued at the time of the transaction would be invested in such securities. See "Investment Policies and Techniques--Over-the-Counter Options" in the Statement of Additional Information for a description of the extent to which over-the-counter traded options are in effect considered as illiquid for purposes of each Fund's limit on illiquid securities. A Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Funds. Such securities may be illiquid and subject to a Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

Each Fund has adopted certain fundamental investment restrictions, which are presented in the Statement of Additional Information and that, together with the investment objective and any policies of the Fund specifically designated in this prospectus as fundamental, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of a Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the applicable Fund without shareholder approval.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. Each Fund may deal in options on securities, securities indexes and foreign currencies, which options may be listed for trading on a national securities exchange or traded over-the-counter. Each Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during or at the end of the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

Each Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or an amount of a foreign currency, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with its foreign securities investments, a Fund may also engage in foreign currency financial futures transactions. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Funds may engage in financial futures transactions and may use index options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objective. Also, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities or other assets that the Fund owns or intends to purchase.

FOREIGN CURRENCY TRANSACTIONS. Each Fund may invest all or a portion of its assets in securities denominated in foreign currencies. Each Fund may engage in foreign currency transactions in connection with its investments in foreign securities but will not speculate in foreign currency exchange. The value of the foreign securities investments of a Fund measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Each Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the investment manager believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Funds do not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets (a) denominated in that currency or (b), in the case of a "cross-hedge," denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. There is no limitation as to the percentage of the Global Fund's assets that may be committed to forward contracts for the purchase of a foreign currency; the International Fund does not intend to enter into such forward contracts if it would have more than 15% of the value of its total assets committed to such contracts. A Fund segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. A Fund generally does not enter into a forward contract with a term longer than one year.

DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, a Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a foreign currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position directly (often because it is more efficient or less costly than direct investment). The types of derivatives used by a Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS -- OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options or futures contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.

DELAYED DELIVERY TRANSACTIONS. The Global Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. Because the Fund is required to set aside cash or liquid high grade securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

To the extent the Global Fund engages in when-issued or delayed purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods; but the Fund would not pay for such securities or start earning interest on them until they were delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile; because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities it holds, exceed its net assets.


LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Global Fund may lend its portfolio securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or U.S. Government securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. It also will earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Fund's investment manager to be of good standing, and when the Fund's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Global Fund's total assets.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. (formerly named Kemper Financial Services, Inc.) ("ZKI"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of each Fund and provides each Fund with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-six years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $70 billion under management. ZKI acts as investment manager for 28 open-end and seven closed-end investment companies, with 68 separate investment portfolios representing more than 3 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management.



Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreements provide that ZKI shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities. ZKI will use the services of Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, a wholly owned subsidiary of ZKI, with respect to foreign securities investments of the Funds including analysis, research, execution and trading services.



Gordon K. Johns and J. Patrick Beimford, Jr. are the co-portfolio managers of the Global Fund. Mr. Johns has served in this capacity since the Fund commenced operations in October 1989 and Mr. Beimford has served in this capacity since September 1993. Mr. Johns joined ZIML in September 1988 and is an Executive Vice President of ZKI, a Managing Director of ZIML and a Vice President of the Fund. As reflected above, ZIML is an affiliate of ZKI that provides services to ZKI with respect to the Fund's foreign investments. He received a B.A. in law from Balliol College in Oxford, United Kingdom. Mr. Beimford joined ZKI in April 1976 and is currently an Executive Vice President and Chief Investment
Officer -- Fixed Income Investments of ZKI and a Vice President of the Fund. He received a B.S.I.M. in Business from Purdue University, Lafayette, Indiana, and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Beimford is a Chartered Financial Analyst.



Dennis H. Ferro is the portfolio manager for the International Fund and has served in this capacity since he joined ZKI in March 1994. He is an Executive Vice President of ZKI. Prior to coming to ZKI, Mr. Ferro was President, Managing Director and Chief Investment Officer of an international investment advisory firm. He received a B.A. in Political Science from Villanova University, Villanova, Pennsylvania and an M.B.A. in Finance from St. Johns University, Jamaica, New York. Mr. Ferro is a Chartered Financial Analyst.

Each Fund pays ZKI an investment management fee, payable monthly, at the annual rates shown below:



                                                                              ANNUAL MANAGEMENT
                      AVERAGE DAILY NET ASSETS OF THE FUND                        FEE RATES
    ------------------------------------------------------------------------  -----------------
    $0 - $250 million.......................................................         .75%
    $250 million - $1 billion...............................................         .72
    $1 billion - $2.5 billion...............................................         .70
    $2.5 billion - $5 billion...............................................         .68
    $5 billion - $7.5 billion...............................................         .65
    $7.5 billion - $10 billion..............................................         .64
    $10 billion - $12.5 billion.............................................         .63
    Over $12.5 billion......................................................         .62


The expenses of each Fund, and of other investment companies investing in foreign securities, can be expected to be higher than for investment companies investing primarily in domestic securities since the costs of operation are higher, including custody and transaction costs for foreign securities and investment management fees.


PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with each Fund, Kemper Distributors, Inc. ("KDI"), 120 South LaSalle Street, Chicago, Illinois 60603, a wholly-owned subsidiary of ZKI, is the principal underwriter and distributor of each Fund's shares and acts as agent of each Fund in the sale of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and each Fund bears the expense of registering its shares with the Securities and Exchange Commission. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services to investors. KDI also may provide some of the distribution services. Before February 1, 1995, ZKI was the Funds' principal underwriter and distributor.


CLASS A SHARES. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of Fund shares.

CLASS B SHARES. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75 of 1% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.


CLASS C SHARES. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at an annual rate of .75% of net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. A firm becomes eligible for the distribution fee based upon assets in accounts in the month of purchase and the fee continues until terminated by KDI or a Fund.


RULE 12B-1 PLAN. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with

Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's Rule 12b-1 Plan during its 1995 fiscal year.



                                                                     DISTRIBUTION FEES
                                            DISTRIBUTION EXPENSES           PAID           CONTINGENT DEFERRED
                                                 INCURRED BY             BY FUND TO        SALES CHARGES PAID
                                                 UNDERWRITER            UNDERWRITER          TO UNDERWRITER
                                            ---------------------    ------------------    -------------------
                  FUND                       CLASS B      CLASS C    CLASS B    CLASS C          CLASS B
-----------------------------------------   ----------    -------    -------    -------    -------------------
Global...................................   $  274,000     15,000    390,000      1,000          145,000
International............................   $1,118,000     81,000    256,000     11,000           72,000



If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI (or ZKI as predecessor to KDI) for its expenses incurred.



ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). KDI may enter into related arrangements with various financial services firms, such as broker-dealer firms or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, each Fund pays KDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of each class of the Fund. With respect to Class A shares, KDI then pays each firm a service fee at an annual rate of (a) up to .15% of net assets for the Global Fund and .25% of net assets for the International Fund of those accounts in the Fund that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of net assets of those accounts in each Fund that it maintains and services attributable to Class A shares acquired on or after October 1, 1993. With respect to Class B shares and Class C shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to
 .25% of net assets of those accounts in the Fund that it maintains and services attributable to Class B shares and Class C shares, respectively. Firms to which service fees may be paid include broker-dealers affiliated with KDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase (in the month of purchase for Class C shares) and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and paid quarterly. KDI may advance to financial services firms the first year service fee related to Class B shares sold by such firms at a rate of up to .25% of the purchase price of such shares. As compensation therefor, KDI may retain the administrative services fee paid by a Fund with respect to such shares for the first year after purchase. Financial services firms will become eligible for future service fees with respect to such shares commencing in the thirteenth month following the month of purchase.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for each Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on a Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from each Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of

Fund assets that is in accounts for which there is a firm of record as well as, with respect to the Class A shares of the Global Fund, the date when shares representing such assets were purchased.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside the United States. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. IFTC also is each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of ZKI, serves as "Shareholder Service Agent" of each Fund and as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of transfer agent and shareholder service agent fees, see "Investment Manager and Underwriter" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS. ZKI places all orders for purchases and sales of a Fund's securities. Subject to seeking best execution of orders, ZKI may consider sales of shares of a Fund and other funds managed by ZKI or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. The Global Fund normally distributes monthly dividends of net investment income, the International Fund normally distributes annual dividends of net investment income, and each Fund distributes any net realized short-term and long-term capital gains at least annually.

Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional Fund shares of the same class at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in Fund shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested without sales charge in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund and a minimum account value of $1,000 in the Kemper Fund in which dividends of the Fund are reinvested. The Funds will reinvest dividend checks (and future dividends) in shares of that same class of the Fund and class if checks are returned as undeliverable.

TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. It is anticipated that only a small portion, if any, of the ordinary income dividends paid by either Fund will qualify for the dividends received deduction available to corporate shareholders.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

The International Fund intends to continue to qualify for and may make the election permitted under Section 853 of the Code. If more than 50% of the value of the Global Fund's total assets at the close of a fiscal year consists of foreign securities, the Global Fund may make the election permitted under
Section 853 of the Code. If this election is made, shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of a Fund may claim a credit by reason of that Fund's election, subject to certain limitations imposed by Section 904 of the Code. Also, under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns; although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale were attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss would be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes, including information regarding any foreign taxes and credits. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

NET ASSET VALUE

The net asset value per share of a Fund is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. Securities that are primarily traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed, or, if there is no recent sale price available, at the last current bid quotation. Securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter traded options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value of the Fund does not necessarily take place contemporaneously with the determination of the prices of a Fund's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining the Fund's net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value considerations determined by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or a contingent deferred sales charge but are subject to higher ongoing expenses than Class A shares and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                   ANNUAL 12B-1 FEES
                                                (AS A % OF AVERAGE DAILY
                      SALES CHARGE                    NET ASSETS)                   OTHER INFORMATION
            ---------------------------------   ------------------------    ---------------------------------
Class A     Maximum initial sales charge of               None              Initial sales charge waived or
            4.5% (for the Global Fund) and                                  reduced for certain purchases
            5.75% (for the International
            Fund) of the public offering
            price
Class B     Maximum contingent deferred sales            0.75%              Shares convert to Class A shares
            charge of 4% of redemption                                      six years after issuance
            proceeds; declines to zero after
            six years
Class C     None                                         0.75%              No conversion feature

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers of the Global Fund choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                               GLOBAL FUND--SALES CHARGE
                                                        ----------------------------------------
                                                                                          ALLOWED
                                                                                          TO
                                                                                          DEALERS
                                                         AS A             AS A            AS A
                                                        PERCENTAGE       PERCENTAGE       PERCENTAGE
                                                          OF             OF NET           OF
                                                        OFFERING         ASSET            OFFERING
                  AMOUNT OF PURCHASE                    PRICE            VALUE*           PRICE
                                                        ------           ------           ------
Less than $100,000.................................     4.50%            4.71%            4.00%
$100,000 but less than $250,000....................     3.50             3.63             3.00
$250,000 but less than $500,000....................     2.60             2.67             2.25
$500,000 but less than $1 million..................     2.00             2.04             1.75
$1 million and over................................     0.00**           0.00**            ***
---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by KDI as discussed
  below.

The public offering price of Class A shares for purchasers of the International Fund choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                            INTERNATIONAL FUND--SALES CHARGE
                                                        ----------------------------------------
                                                                                          ALLOWED
                                                                                          TO
                                                                                          DEALERS
                                                         AS A             AS A            AS A
                                                        PERCENTAGE       PERCENTAGE       PERCENTAGE
                                                          OF             OF NET           OF
                                                        OFFERING         ASSET            OFFERING
                  AMOUNT OF PURCHASE                    PRICE            VALUE*           PRICE
                                                        ------           ------           ------
Less than $50,000..................................     5.75%            6.10%            5.20%
$50,000 but less than $100,000.....................     4.50             4.71             4.00
$100,000 but less than $250,000....................     3.50             3.63             3.00
$250,000 but less than $500,000....................     2.60             2.67             2.25
$500,000 but less than $1 million..................     2.00             2.04             1.75
$1 million and over................................      .00**            .00**            ***
---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by KDI as discussed
  below.

Each Fund receives the entire net asset value of all Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which ZKI or an affiliate does not serve as investment manager ("non-Kemper fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 provided in either case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within one year of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million in any calendar year, .50% on the next $5 million and .25% on amounts over $10 million in such calendar year. KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund to other purchasers at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: .70% of the net asset value of shares sold on amounts up to $3 million, .50% on the next $2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedules, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares-- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.

Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Dreman Fund, Inc. ("KDF") on September 8, 1995, and have continuously owned shares of KDF (or a Kemper Fund acquired by exchange of KDF shares) since that date, for themselves or members of their families; and (d) any trust or pension, profit sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may also be sold at net asset value in any amount to unit investment trusts sponsored by Everen Securities, Inc. In addition, unitholders of unit investment trusts sponsored by Everen Securities, Inc. or its predecessors may purchase Fund Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in a "wrap account" or similar program under which such clients pay a fee to the investment adviser or other firm. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. Each Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders of the Funds who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares originally representing Initial Shares of a KIP Portfolio will automatically convert to Class A shares of the Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial or contingent deferred sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. KDI pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75 of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

Each Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment, it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by the Fund of the purchase amount. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares") and the redemption of Class B shares may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below).

Because of the high cost of maintaining small accounts, the Funds reserve the right to redeem an account (and, in the case of Class B shares, impose any applicable contingent deferred sales charge) that falls below the minimum investment level, currently $1,000, as a result of redemptions. Currently, Individual Retirement Accounts and employee benefit plan accounts are not subject to this procedure. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Fund redeems the shareholder account. The investment required to reach that level may be made at net asset value (without any initial sales charge in the case of Class A shares).

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. THE SHAREHOLDER WILL BEAR THE RISK OF LOSS including loss resulting from fraudulent or unauthorized transactions, so long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge in the case of Class B shares) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which a Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the investment manager deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 15 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service

Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.

CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge of 1% may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); and (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                                                   CONTINGENT
                                                                                    DEFERRED
                                                                                     SALES
                           YEAR OF REDEMPTION AFTER PURCHASE                         CHARGE
        ------------------------------------------------------------------------   ----------
        First...................................................................        4%
        Second..................................................................        3%
        Third...................................................................        3%
        Fourth..................................................................        2%
        Fifth...................................................................        2%
        Sixth...................................................................        1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                                                       CONTINGENT DEFERRED SALES CHARGE
             YEAR OF        ---------------------------------------------------------------------------------------
           REDEMPTION                                       SHARES PURCHASED ON OR AFTER
              AFTER         SHARES PURCHASED ON OR AFTER    FEBRUARY 1, 1991 AND BEFORE     SHARES PURCHASED BEFORE
            PURCHASE               MARCH 1, 1993                   MARCH 1, 1993               FEBRUARY 1, 1991
        -----------------   ----------------------------    ----------------------------    -----------------------
        First............                 4%                              3%                           5%
        Second...........                 3%                              3%                           4%
        Third............                 3%                              2%                           3%
        Fourth...........                 2%                              2%                           2%
        Fifth............                 2%                              1%                           2%
        Sixth............                 1%                              1%                           1%

The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge under the schedule above is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. In the event no specific order is requested, the redemption will be made first from Class B shares representing reinvested dividends and then from the earliest purchase of Class B shares. For example, an investment made in April, 1996 will be eligible for the 3% charge if redeemed on or after April 1, 1997. KDI receives any contingent deferred sales charge directly.

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or any other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares -- Initial Sales Charge Alternative Class A Shares") or Class B shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares or Class B shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. A Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund Kemper-Dreman Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund and Kemper Horizon Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds", (b) all classes of shares of any Kemper Mutual Fund and
(c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Each Fund's Class A shares also may be purchased at the rate applicable to the discount bracket attained by adding to the cost of Fund shares being purchased the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the offering period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values.

GENERAL. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be exchanged until they have been owned for at least 15 days. In addition, shares of a Kemper Mutual Fund (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Mutual Funds, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Kemper Funds that are eligible for sale in the shareholder's state of residence. Currently Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York

Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," including the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $2,500) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $500 and maximum $2,500) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional Fund shares through an automatic investment program. With the Bank Direct Deposit Purchase Plan, monthly investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. A Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which

Class B shares may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. Therefore, the Funds will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemption of Class B shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

- Individual Retirement Accounts ("IRAs") trusteed by IFTC. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

- 403(b)(7) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

PERFORMANCE

The Funds may advertise several types of performance information for a class of shares, including "average annual total return" and "total return" and, for the Global Fund, "yield." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Funds.

The Global Fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares. Yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net investment income over a one year period. Net investment income is assumed to be compounded semiannually when it is annualized.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or, for the Global Fund, various unmanaged bond indexes such as the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index and the Salomon Brothers World Government Bond Index, or for the International Fund various unmanaged equity indexes such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index and the Europe Austral-Asia Far East ("EAFE") Index and may also be compared to the performance of other mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Also, investors may want to compare the historical returns of various global securities markets. Such returns would not necessarily be representative of the future performance of such markets or of the performance of the Fund.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National IndexTM or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Global Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for a class of the Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Objectives, Policies and Risk Factors--Additional Investment Information," option writing can limit the potential for capital appreciation.

The Global Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price. The International Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares that may be imposed at the end of the period in question. Performance figures for the Class B shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

A Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance, and the performance of various global stock and bond markets, appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.

CAPITAL STRUCTURE

The Funds are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Global Fund was organized as a business trust under the laws of Massachusetts on August 3, 1988. The International Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper International Fund, Inc., a Maryland corporation organized in 1980.

Each Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. While only shares of a single Portfolio are presently being offered by each Fund, the Board of Trustees of each Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Funds may offer multiple Portfolios, each is known as a "series company." Currently, each Fund offers four classes of shares of a single Portfolio. These are Class A, Class B and Class C shares, as well as Class I shares, which are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of ZKI and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in a Fund: (1) unaffiliated benefit plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of a Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Funds are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Fund, shareholders may remove trustees. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when voting by class is appropriate.

                                                              PROSPECTUS

                                                             KEMPER
                                                             GLOBAL
                                                             INCOME
                                                             FUND

                                                             KEMPER
                                                             INTERNATIONAL
                                                             FUND




                                                             March 1, 1996


                Kemper Distributors, Inc.
                120 South LaSalle Street
                Chicago, IL 60603


KIF-I 3/96      [RECYCLE LOGO] printed on recycled paper     [KEMPER FUNDS LOGO]

                           KEMPER INTERNATIONAL FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                       ITEM NUMBER                     LOCATION IN STATEMENT OF
                       OF FORM N-1A                    ADDITIONAL INFORMATION
                       ------------                    ---------------------------------------------
10.   Cover Page....................................   Cover Page
11.   Table of Contents.............................   Table of Contents
12.   General Information and History...............   Inapplicable
13.   Investment Objectives and Policies............   Investment Restrictions; Investment Policies
                                                       and Techniques
14.   Management of the Fund........................   Investment Manager and Underwriter;
                                                       Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities....................................   Officers and Trustees
16.   Investment Advisory and Other Services........   Investment Manager and Underwriter;
                                                       Officers and Trustees
17.   Brokerage Allocation and Other Practices......   Portfolio Transactions
18.   Capital Stock and Other Securities............   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered......................   Purchase and Redemption of Shares
20.   Tax Status....................................   Dividends and Taxes
21.   Underwriters..................................   Investment Manager and Underwriter
22.   Calculation of Performance Data...............   Performance
23.   Financial Statements..........................   Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 1, 1996

                           KEMPER GLOBAL INCOME FUND
                           KEMPER INTERNATIONAL FUND
               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                 1-800-621-1048

This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for Kemper Global Income Fund and Kemper International Fund (the "Funds"). It should be read in conjunction with the combined prospectus of the Funds dated March 1, 1996. The prospectus may be obtained without charge from the Funds.

                               ------------------

                               TABLE OF CONTENTS

                                                                    Page
                                                                    ----
Investment Restrictions...........................................  B-1
Investment Policies and Techniques................................  B-4
Dividends and Taxes...............................................  B-10
Performance.......................................................  B-11
Investment Manager and Underwriter................................  B-19
Portfolio Transactions............................................  B-24
Purchase and Redemption of Shares.................................  B-25
Officers and Trustees.............................................  B-26
Shareholder Rights................................................  B-30
Appendix--Ratings of Investments..................................  B-31

The financial statements appearing in each Fund's Annual Report to Shareholders are incorporated herein by reference. The Report for the Fund for which this Statement of Additional Information is requested accompanies this document.

KIF-13 3/96                                      (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which, together with the investment objective and fundamental policies of such Fund, cannot be changed without approval of a "majority" of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of (1) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

THE GLOBAL FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(9) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Global Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Global Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Global Fund may not:

(i) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(ii) Invest for the purpose of exercising control or management of another issuer.

(iii) Invest in interests in oil or gas exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(iv) Invest more than 15% of its net assets in illiquid securities.

(v) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(vi) Purchase securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(vii) Invest in oil, gas or other mineral leases.

(viii) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ix) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(x) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE INTERNATIONAL FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer. With respect to 75% of its assets, the Fund will limit its investments in the securities of any one foreign government issuer to 5% of the Fund's total assets.

(2) Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

(4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. This limitation shall not apply to obligations issued by the United States or any foreign government or their agencies or instrumentalities.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts and may enter into foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities. The Fund may buy and sell securities outside the United States which are not registered with the Securities and Exchange Commission or marketable in the United States.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The International Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The International Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The International Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and
(iii) 10% of the Fund's total assets would be invested in such securities.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuer which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in futures, options and other derivatives transactions in accordance with its investment objective and policies. The Funds intends to engage in such transactions if it appears to the investment manager to be advantageous for the Funds to do so, in order to pursue its investment objective, to hedge against the effects of fluctuating interest rates and to stabilize the value of its assets and not for speculation. The use of futures and options, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

FINANCIAL FUTURES CONTRACTS. Each Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index or other appropriate index, as available, such as a foreign currency index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

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

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. Each Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. Each Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. Each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid high-grade debt obligations ("eligible securities") having a value at least equal to the fluctuating market value of the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives, Policies and Risk Factors"), each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

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

Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the securities used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Funds' portfolios. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers approved by the investment manager pursuant to procedures adopted by the Fund's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an ongoing basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Funds anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the securities serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities equal in value to at least 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

FOREIGN CURRENCY OPTIONS. Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of its financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Fund may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. A Fund will not speculate in foreign currency exchange.

If a Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

A Fund will not enter into forward contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. See "Foreign Currency Transactions" under "Investment Objectives, Policies and Risk Factors--Additional Investment Information" in the prospectus. There is no limitation as to the percentage of the Global Fund's assets that may be committed to forward contracts for the purchase of a foreign currency; the International Fund does not intend to enter into such forward contracts if it would have more than 15% of the value of its total assets committed to such contracts. A Fund segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. A Fund generally does not enter into a forward contract with a term longer than one year.

DELAYED DELIVERY TRANSACTIONS. The Global Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When the Fund enters into a delayed delivery purchase, it becomes obligated to purchase securities and it has all the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time the Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent the Global Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with SEC Release No. IC-10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward foreign currency exchange purchase, a Fund will maintain in a segregated account cash, U.S. Government securities or liquid high-grade debt obligations equal to the value of such contracts. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities or other assets which the Fund holds or intends to purchase.

REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Each Fund currently does not intend to invest more than 5% of its net assets in repurchase agreements during the current year.

SHORT SALES AGAINST-THE-BOX. The Global Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities or other assets sold short. The Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. The Fund currently does not intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

DIVIDENDS AND TAXES

DIVIDENDS. The Global Fund normally distributes monthly dividends of net investment income, the International Fund normally distributes annual dividends of net investment income and each Fund distributes any net realized short-term and long-term capital gains at least annually.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

A Fund may at any time vary the foregoing dividend practice and, therefore, reserves the right from time to time either to distribute or to retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as provided in the prospectus.

TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of a Fund's gross income during the fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. A Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

It is anticipated that only a small portion, if any, of the ordinary income dividends from the Funds will be eligible for the dividends received deduction available to corporate shareholders. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by a Fund for the fiscal year.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund or any other Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty.

PERFORMANCE

As described in the prospectus, each Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures, and for the Global Fund may be shown in the form of "yield" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Global Fund's shares (which is net asset value for Class B and Class C shares) at the end of the period. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio.

The Global Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The Fund's Class A, Class B and Class C shares' yields based upon the one-month period ended December 31, 1995 were 4.77%, 4.29%, and 4.21%, respectively. The Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:


            a - b      6
YIELD = 2[(------- + 1)  - 1]
             cd

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period
           (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, the Global Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that the Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. The Global Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price and the International Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B and Class C shares are sold at net asset value. Redemption of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

The figures below show performance information for various periods. Comparative information with respect to certain indices is also included. There are differences and similarities between the investments which a Fund may purchase and the investments measured by the indices which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Salomon Brothers High Grade Corporate Bond Index generally represents the performance of high grade long-term corporate bonds during various market conditions. The Lehman Brothers Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities during various market conditions. The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are indices of common stocks which are considered to be generally representative of the U.S. stock market. The Europe Austral-Asia Far East ("EAFE") Index is an index that is considered to be generally representative of major non-U.S. stock markets. The Lipper International Fund Index is a weighted performance average of other mutual funds that invest primarily in securities of foreign issuers. The foregoing indices are unmanaged. The net asset value and returns of the Funds will fluctuate. No adjustment has been made for taxes payable on dividends. The periods indicated were ones of fluctuating securities prices and interest rates.

                         GLOBAL FUND--DECEMBER 31, 1995


   TOTAL         Initial      Capital Gain      Income          Ending        Percentage        Ending         Percentage
   RETURN        $10,000       Dividends       Dividends         Value         Increase          Value          Increase
    TABLE     Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)  (unadjusted)(1)
  -------     -------------   ------------   -------------   -------------   -------------   -------------    -------------
                                                     CLASS A SHARES
Life of
Fund(+)          $10,128          $ 31          $ 7,273         $17,432           74.3%         $18,246            82.5%
Five Years         9,157            24            4,373          13,554           35.5           14,194            41.9
Three Years       10,001             0            2,432          12,433           24.3           13,020            30.2
One Year          10,661             0              792          11,453           14.5           11,989            19.9
                                                     CLASS B SHARES
Life of
Fund(++)         $11,008          $  0          $ 1,138         $11,846           18.5%         $12,146            21.5%
One Year          11,187             0              733          11,620           16.2           11,920            19.2
                                                     CLASS C SHARES
Life of
Fund(++)         $11,009          $  0          $ 1,145               *              *          $12,154            21.5%
One Year          11,188             0              738               *              *           11,926            19.3

                              COMPARED TO
              --------------------------------------------
                                    Salomon
                         Salomon     Bros.
                          Bros.       High       Lehman
   TOTAL      Consumer    World      Grade      Brothers
   RETURN      Price      Govt.      Corp.     Govt./Corp.
    TABLE     Index(3)   Index(4)   Index(5)    Index(6)
  -------     --------   --------   --------   -----------
              <
                       CLASS A SHARES
Life of
Fund(+)         22.9%      94.5%      93.7%        81.7%
Five Years      14.8       68.7       75.2         61.9
Three Years      8.2       38.0       33.6         29.6
One Year         2.6       19.0       26.8         19.7
                       CLASS B SHARES
Life of
Fund(++)         4.1%      22.8%      27.4%        20.5%
One Year         2.6       19.0       26.8         19.7
                       CLASS C SHARES
Life of
Fund(++)         4.1%      22.8%      27.4%        20.5%
One Year         2.6       19.0       26.8         19.7



                                                                                    Salomon
                                                                                     Bros.           Salomon            Lehman
 AVERAGE ANNUAL         Fund           Fund           Fund          Consumer         World         Bros. High          Brothers
  TOTAL RETURN         Class A        Class B        Class C         Price           Govt.         Grade Corp.        Govt./Corp.
     TABLE             Shares         Shares         Shares         Index(3)        Index(4)        Index(5)           Index(6)
----------------       -------        -------        -------        --------        -------        -----------        -----------
Life of Fund(+)           9.3%             *              *            3.4%           11.2%            11.2%              10.0%
Life of Fund(++)            *           11.2%          13.1%           2.6            13.8             16.4               12.4
Five Years                6.3              *              *            2.8            11.0             11.9               10.1
Three Years               7.5              *              *            2.7            11.3             10.1                9.0
One Year                 14.5           16.2           19.3            2.6            19.0             26.8               19.7


---------------

 *  Not applicable or available.


 (+) Since October 1, 1989 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

                      INTERNATIONAL FUND--OCTOBER 31, 1995


                      Initial                          Income         Ending       Percentage        Ending         Percentage
      TOTAL           $10,000       Capital Gain     Dividends        Value         Increase         Value           Increase
     RETURN          Investment      Dividends       Reinvested     (adjusted)     (adjusted)     (unadjusted)     (unadjusted)
      TABLE             (1)          Reinvested         (2)            (1)            (1)             (1)              (1)
-----------------    ----------     ------------     ----------     ----------     ----------     ------------     ------------
                                                          CLASS A SHARES
Life of Fund(+)       $ 16,046        $ 22,517        $ 12,442       $ 51,005         410.1%        $ 54,121           441.2%
Ten Years               12,697          12,448           6,594         31,739         217.4           33,656           236.6
Five Years              10,485           2,084           1,136         13,705          37.1           14,540            45.4
Three Years             12,215             778             717         13,710          37.1           14,549            45.5
One Year                 8,966             327             290          9,583          (4.2)          10,169             1.7
Year to Date            10,282               0               0         10,282           2.8           10,906             9.1
                                                          CLASS B SHARES
Life of Fund(++)        $9,887            $362            $321        $10,273           2.7%         $10,570             5.7%
One year                 9,432             346             306          9,801          (2.0)          10,084             0.8
                                                          CLASS C SHARES
Life of Fund(++)        $9,887            $362            $321              *             *          $10,570             5.7%
One year                 9,432             346             306              *             *           10,084             0.8

                                            COMPARED TO
                   -------------------------------------------------------------
                                                                         Lipper
      TOTAL        Dow Jones     Standard     Consumer                   Inter-
     RETURN        Industrial    & Poor's      Price         EAFE       national
      TABLE        Average(7)     500(8)      Index(3)     Index(9)     Fund(10)
-----------------  ---------     --------     --------     --------     --------
                                          CLASS A SHARES
Life of Fund(+)      749.2%        649.1%       71.2%        421.7%           *
Ten Years            382.5         320.2        41.4         214.0        255.9%
Five Years           125.6         121.3        15.1          28.7         52.9
Three Years           60.2          50.8         8.4          43.9         48.6
One Year              24.9          26.4         2.8          (2.0)        (0.6)
Year to Date          26.4          29.0         2.7           2.6          5.8
                                          CLASS B SHARES
Life of Fund(++)      31.7%         32.7%        4.2%          2.2%         3.4%
One year              24.9          26.4         2.8          (2.0)        (0.6)
                                          CLASS C SHARES
Life of Fund(++)      31.7%         32.7%        4.2%          2.2%         3.4%
One year              24.9          26.4         2.8          (2.0)        (0.6)



 AVERAGE ANNUAL       Fund        Fund        Fund       Dow Jones     Standard     Consumer                     Lipper
  TOTAL RETURN       Class A     Class B     Class C     Industrial    & Poor's      Price         EAFE       International
     TABLE           Shares      Shares      Shares      Average(7)     500(8)      Index(3)     Index(9)       Fund(10)
----------------     -------     -------     -------     ---------     --------     --------     --------     -------------
Life of Fund(+)        11.9%          *          *          16.0%        15.0%           3.8%      12.1%              *
Life of Fund(++)          *         1.9%       4.0%         21.4         22.0            2.9        1.6             2.4%
Ten Years              12.2           *          *          17.0         15.4            3.5       12.1            13.5
Five Years              6.5           *          *          17.7         17.2            2.9        5.2             8.9
Three Years            11.1           *          *          17.0         14.7            2.7       12.9            14.1
One Year              (4.2)        (2.0)       0.8          24.9         26.4            2.8       (2.0)           (0.6)


---------------


 *  Not applicable or available.


 (+) Since May 21, 1981 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.


                            FOOTNOTES FOR BOTH FUNDS

 (1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 5.75% for the International Fund and 4.5% for the Global Fund. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares since they do not have an initial or contingent deferred sales charge.


 (2) Includes short-term capital gain dividends, if any.

 (3) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.

 (4) The Salomon Brothers World Government Bond Index is on a U.S. Dollar total return basis with all dividends reinvested and is comprised of government bonds from ten countries (United States, Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Switzerland and Denmark). This index is unmanaged. The minimum maturity is 1 year. Source is Lipper Analytical Services, Inc.


 (5) The Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.



 (6) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-Federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Service. This index is unmanaged. Source is Towers Data Systems.

 (7) The Dow Jones Industrial Average is an unmanaged weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.

 (8) The Standard & Poor's 500 Stock Index is an unmanaged unweighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.

 (9) The EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index) is a generally accepted benchmark for performance of major overseas markets. This index is unmanaged and is U.S. dollar adjusted. Assumes reinvestment of dividends. Source is Towers Data Systems.

(10) The Lipper International Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc. The index is comprised of mutual funds that invest assets in the securities whose primary trading markets are outside of the United States. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charge. Source is Towers Data Systems.

The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund, which includes the maximum sales charge of 4.5% for the Global Fund and 5.75% for the International Fund, with income and capital gain dividends reinvested in additional shares. The table for each Fund covers the period from its commencement of operations through December 31, 1995.
--------------------------------------------------------------------------------
                             GLOBAL FUND (10/1/89)

              ------DIVIDENDS------  ---CUMULATIVE VALUE OF SHARES ACQUIRED---
                          ANNUAL
              ANNUAL      CAPITAL                            REINVESTED
   YEAR       INCOME      GAIN       INITIAL     REINVESTED  CAPITAL
  ENDED       DIVIDENDS   DIVIDENDS  INVEST-     INCOME      GAIN       TOTAL
  12/31       REINVESTED* REINVESTED   MENT      DIVIDENDS*  DIVIDENDS  VALUE
-------------------------------------------------------------------------------
   1989       $   170     $   0     $  9,840     $   172     $   0     $ 10,012
   1990         1,541         0       10,563       1,718         0       12,281
   1991         1,119         0       10,732       2,916         0       13,648
   1992         1,093        29        9,671       3,688        29       13,388
   1993         1,097         0        9,862       4,866        30       14,758
   1994           983         0        9,076       5,437        28       14,541
   1995         1,178         0       10,128       7,273        31       17,432

* Includes short-term capital gain dividends.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          INTERNATIONAL FUND (5/21/81)

              ------DIVIDENDS------   -----CUMULATIVE VALUE OF SHARES ACQUIRED-----
                          ANNUAL
              ANNUAL      CAPITAL                              REINVESTED
    YEAR      INCOME       GAIN                    REINVESTED  CAPITAL
    ENDED     DIVIDENDS   DIVIDENDS   INITIAL      INCOME        GAIN        TOTAL
    12/31     REINVESTED* REINVESTED  INVESTMENT   DIVIDENDS*  DIVIDENDS     VALUE
    --------------------------------------------------------------------------------
     1981     $   205     $     0     $  9,167     $   223     $      0     $  9,390
     1982         273           0        9,113         538            0        9,651
     1983         161         162       11,348         845          164       12,357
     1984         231         728        9,445         925          854       11,234
     1985         181         743       13,773       1,585        2,157       17,515
     1986       1,766       4,604       14,621       3,523        7,104       25,248
     1987         923       3,978       12,561       3,909       10,407       26,877
     1988         814         456       14,121       5,229       12,163       31,513
     1989       1,965         813       15,364       7,866       14,135       37,365
     1990       1,216       3,206       12,409       7,559       14,596       34,564
     1991           0         591       13,318       8,113       16,287       37,718
     1992         772           0       12,409       8,328       15,175       35,912
     1993         132       1,140       16,378      11,128       21,209       48,715
     1994       1,397       1,577       14,713      11,408       20,646       46,767
     1995         554         241       16,364      13,254       23,210       52,828

* Includes short-term capital gain dividends.
--------------------------------------------------------------------------------
Investors may want to compare a Fund's performance to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposit prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of the Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B shares may be subject to a contingent deferred sales charge. The bonds in the Global Fund's portfolio are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors may also want to compare a Fund's performance to that of U.S. Treasury bills, notes or bonds. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Shares of a Fund are redeemable at net asset value, which may be more or less than original cost. The Funds' returns will also fluctuate.

In order to appreciate more fully the opportunities for income throughout the world and the potential advantages of investing in the Global Fund, investors may want to compare the historical performance of various bond markets around the world. Such performance, of course, would not necessarily be representative of future actual or relative performance of such markets, or of the past or future performance of the Fund.

The table below reflects the relative returns of certain unmanaged domestic bond indexes and a foreign bond index over the periods indicated.

                            BOND INDEX TOTAL RETURNS
                            (PERIODS ENDED 12/31/95)

                                                             1 Yr.     3 Yrs.     5 Yrs.     10 Yrs.
                                                             -----     ------     ------     -------
Salomon Non-U.S. Bond Index(1)...........................     19.6%      45.9%      77.6%      259.4%
Salomon Long-Term High Yield Bond Index(2)...............     29.4       49.3      154.9       224.9
Salomon High Grade Corp. Bond Index(3)...................     26.8       33.6       75.2       187.8
Merrill Lynch Govt./Corp. Bond Index(4)..................     19.0       27.8       59.5       151.2
Lehman Brothers Govt./Corp. Bond Index(5)................     19.7       29.6       61.9       154.8

---------------
(1) The Salomon Brothers Non-U.S. Bond Index is on a U.S. dollar total return basis with all dividends reinvested and is comprised of non-U.S. government and corporate bonds with more than five years to maturity. This index is unmanaged. Source is Lipper Analytical Services, Inc.

(2) The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis with all dividends reinvested and is comprised of high yield bonds with a par value of $50 million or higher and a maturity of 10 years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Source is Salomon Brothers Inc.

(3) The Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.

(4) The Merrill Lynch Government/Corporate Bond Index is based upon the total return with all dividends reinvested of 4,000 corporate and 300 government bond issues with an intermediate average maturity and an average quality rating of Aa (Moody's Investors Service, Inc.) or AA (Standard & Poor's Corporation). This index is unmanaged. Source is Lipper Analytical Services, Inc.

(5) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, nonconvertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Services, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Services. This index is unmanaged. Source is Towers Data Systems.

The following table depicts the best performing world government bond market for each year during the period 1983-1995. The performance of these markets is compared in each case to the performance of long-term U.S. Government bonds for the same period. As shown in this table, the U.S. market, as represented by U.S. Government bonds, was the best performing market in only one of the past ten years. Performance is on a U.S. Dollar total return basis with all dividends reinvested.


                  BEST WORLD BOND MARKETS VS. U.S. BOND MARKET

                                   1983-1995



                                        Top Foreign Government       Long-Term U.S.**
                Year                           Returns*               Govt. Returns
------------------------------------- --------------------------     ----------------
1983................................. Japan                     % 12.56        1.66%
1984................................. Canada                       8.82       15.02
1985................................. France                      52.78       31.52
1986................................. Japan                       43.55       24.18
1987................................. United Kingdom              47.57       (2.79)
1988................................. Australia                   30.34        9.35
1989................................. Canada                      17.97       19.16
1990................................. United Kingdom              29.16        6.35
1991................................. Australia                   26.70       18.66
1992................................. Japan                       11.96        8.06
1993................................. Japan                       27.58       17.49
1994................................. Belgium                     12.22       (7.70)
1995................................. Sweden                      34.83       30.92
                                                                -------     -------


---------------

 * Source: Salomon Brothers International Bond Market Performance Indexes.


** Source: Salomon Brothers Treasury/Govt Sponsored Long Term Index



The following table depicts the available yields from various global markets as of February 6, 1996 and shows the wide range of yields among various markets. Yield is a measure of the income generated by an investment and is not a complete measure of performance. Yield does not include the effect of appreciation or depreciation of the underlying investment due to changes in interest rates or currency valuations or other market conditions, which may vary from one global market to another. Thus, it is possible for a lower yielding investment to outperform a higher yielding investment on a total return basis.


                     AVAILABLE YIELDS: INTERNATIONAL BONDS


                                             Long-Term Gov'ts.     Long-Term Corp.
                                             -----------------     ----------------
Australia....................................        8.12%               8.12%
Belgium......................................        6.46                6.57
Canada.......................................        7.10                8.06
France.......................................        6.40                6.56
Germany......................................        6.00                5.56
Holland......................................        6.04                6.25
Italy........................................       10.29                8.83
Japan........................................        3.16                3.07
Spain........................................        9.49                9.86
Sweden.......................................        8.66                8.89
Switzerland..................................        4.38                4.47
Britain......................................        7.66                8.65
United States................................        5.66                6.99


---------------
Source: The Economist. The Economist obtains its yield information from the following sources: Banco Bilbao Vizcaya, Chase Manhattan, Belgium Bankers Association, Royal Bank of Canada, Westpac Banking Corp., Credit Lyonnais, Bank Nederland, Svenska Handelsbanken, CFSB, and the WEFA Group.

In 1995, the U.S. stock market ranked   in U.S. Dollar total return out of
markets. The source for non-U.S. stock markets is Morgan Stanley Capital International, which ranks the major non-U.S. stock markets. The U.S. stock market is measured by the Standard & Poor's 500 Stock Index ("S&P 500"), which is an unmanaged, unweighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Morgan Stanley Capital International and S&P 500 performance are on a total return basis after adjustment for reinvestment of distributions. Morgan Stanley Capital International performance data is U.S. Dollar adjusted and thus reflects both the change in local currency terms plus the change in the value of the local currency against the U.S. Dollar. This information is provided to compare the past performance of the U.S. stock market with non-U.S. stock markets. It is not necessarily indicative of the future performance of these markets or of the performance of the International Fund as compared to any of these markets. The past performance of the Fund as compared to various market indexes is provided above.

The following table compares the performance of the Class A shares of each Fund over various periods with that of other mutual funds within the category described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis.

GLOBAL FUND

                                                                                  Lipper Mutual Fund
                                                                                 Performance Analysis
                                                                                 --------------------
                                                                                 General World Income
                                                                                        Funds
                                                                                 --------------------
Five Years (Period ended 12/31/95)............................................      22 of 29
Three Years (Period ended 12/31/95)...........................................      22 of 61
One Year (Period ended 12/31/95)..............................................      37 of 134

The Lipper General World Income Fund category includes funds which by prospectus or portfolio practice invest primarily in U.S. Dollar and non-U.S. Dollar debt instruments and, secondarily, in common and preferred stocks. This category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.

INTERNATIONAL FUND

                                                                                  Lipper Mutual Fund
                                                                                 Performance Analysis
                                                                                 --------------------
                                                                                 International Funds
                                                                                 --------------------
Ten Years (Period ended 12/31/95).............................................      14 of 22
Five Years (Period ended 12/31/95)............................................      36 of 59
One Year (Period ended 12/31/95)..............................................      48 of 255

The Lipper International Funds category includes funds which invest their assets in securities whose primary trading markets are outside of the United States.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Zurich Kemper Investments, Inc. (formerly named Kemper Financial Services, Inc.) ("ZKI"), 120 South LaSalle Street, Chicago, Illinois 60603, is each Fund's investment manager ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. Pursuant to the investment management agreements, ZKI acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The investment management agreements provide that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are officers or employees of ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc., as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states. ZKI has agreed to reimburse each Fund to the extent required by applicable state expense limitations should all operating expenses of each Fund, including the investment management fees of ZKI but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. The Funds believe that the most restrictive state expense limitation currently in effect would require that such operating expenses not exceed 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million. Under such state expense limitation, custodian costs attributable to foreign securities that are in excess of similar domestic custodian costs are excluded from operating expenses.



The investment management agreements provide that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.


Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. Each Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.


Prior to May 31, 1994, each Fund paid ZKI an investment management fee, payable monthly, at the annual rate of .75% of its average daily net assets. The current investment management fee rates paid by the Funds are in the prospectus, see "Investment Manager and Underwriter." The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.



                            FUND                               FISCAL 1995    FISCAL 1994    FISCAL 1993
------------------------------------------------------------   -----------    -----------    -----------
Global......................................................   $ 1,238,000    $   864,000         *
International...............................................   $ 2,757,000    $ 2,666,000      1,498,000


---------------
* $331,000 for the six months ended December 31, 1993 and $572,000 for the fiscal year ended June 30, 1993.


PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of ZKI, is the principal underwriter and distributor for the shares of each Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Before February 1, 1995, ZKI was each Fund's principal underwriter and distributor.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.

CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted.

                                                                                                        COMMISSIONS
                                                                                     COMMISSIONS       PAID TO KEMPER
                                                          COMMISSIONS RETAINED       UNDERWRITER         AFFILIATED
                  FUND                     FISCAL YEAR       BY UNDERWRITER       PAID TO ALL FIRMS        FIRMS
----------------------------------------   -----------    --------------------    -----------------    --------------
Global..................................       1995             $ 11,000                 73,000              3,000
                                               1994             $ 15,000                111,000             37,000
                                               1993A            $ 16,000                 26,000             51,000
                                               1993B            $ 53,000                406,000            112,000
International...........................       1995             $ 67,000                617,000             88,000
                                               1994             $213,000              1,551,000            386,000
                                               1993             $110,000                890,000            223,000

---------------
1993A--Six months ended December 31, 1993
1993B--Fiscal year ended June 30, 1993

CLASS B SHARES AND CLASS C SHARES. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Expenses of the Funds and of KDI (and ZKI as its predecessor until February 1, 1995), in connection with the

Rule 12b-1 Plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                                                                                              OTHER DISTRIBUTION
                                                                                                               EXPENSES PAID BY
                                                                                                                  UNDERWRITER
                                     DISTRIBUTION   CONTINGENT           TOTAL                              -----------------------
                                      FEES PAID      DEFERRED         COMMISSIONS          COMMISSIONS      ADVERTISING
                             FISCAL  BY FUND TO   SALES CHARGES   PAID BY UNDERWRITER  PAID BY UNDERWRITER      AND      PROSPECTUS
    FUND CLASS B SHARES       YEAR   UNDERWRITER  TO UNDERWRITER       TO FIRMS        TO AFFILIATED FIRMS  LITERATURE    PRINTING
---------------------------- ------  -----------  --------------  -------------------  -------------------  -----------  ----------
Global......................   1995   $  390,000      145,000           113,000               19,000           22,000      15,000
International...............   1995   $  256,000       72,000           573,000               97,000           69,000      17,000


                                     OTHER DISTRIBUTION
                                      EXPENSES PAID BY
                                        UNDERWRITER
                              ------------------------------
                              MARKETING    MISC.
                              AND SALES  OPERATING  INTEREST
    FUND CLASS B SHARES       EXPENSES   EXPENSES   EXPENSES
----------------------------  ---------  ---------  --------
Global......................     64,000    49,000     11,000
International...............    306,000    48,000    105,000

                                                                                                      OTHER DISTRIBUTION
                                                                                                       EXPENSES PAID BY
                                                                   TOTAL          DISTRIBUTION            UNDERWRITER
                                              DISTRIBUTION      DISTRIBUTION       FEES PAID       -------------------------
                                               FEES PAID         FEES PAID       BY UNDERWRITER    ADVERTISING
                                   FISCAL       BY FUND        BY UNDERWRITER    TO AFFILIATED         AND        PROSPECTUS
      FUND CLASS C SHARES           YEAR     TO UNDERWRITER       TO FIRMS           FIRMS         LITERATURE      PRINTING
--------------------------------   ------    --------------    --------------    --------------    -----------    ----------
Global..........................    1995        $  1,000            1,000                 0            1,000         1,000
International...................    1995        $ 11,000           10,000             2,000           10,000         3,000



                                         OTHER DISTRIBUTION
                                          EXPENSES PAID BY
                                             UNDERWRITER
                                  ----------------------------------
                                  MARKETING      MISC.
                                  AND SALES    OPERATING    INTEREST
      FUND CLASS C SHARES         EXPENSES     EXPENSES     EXPENSES
--------------------------------  ---------    ---------    --------
Global..........................     3,000        8,000       1,000
International...................    42,000       11,000       5,000

ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and each Fund, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of Class A, B and C shares of the Fund. Before February 1, 1995, ZKI was the administrator.

KDI enters into related arrangements with various financial services firms, such as broker-dealers or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Funds, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of (a) up to .15% of the net assets in Fund accounts that it maintains and services (.25% of the International Fund) attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B shares and Class C shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of the net assets in Fund accounts that it maintains and services attributable to Class B shares and Class C shares, respectively, commencing with the month after investment (month of investment for Class C shares); provided, however, KDI may for Class B shares advance the first year service fee as described in the prospectus under "Investment Manager and Underwriter." Firms to which service fees may be paid include broker-dealers affiliated with KDI.

The following information concerns the administrative services fee paid by each Fund.

                                          ADMINISTRATIVE SERVICE FEES
                                                 PAID BY FUND                  SERVICE FEES             SERVICE FEES
                                        -------------------------------    PAID BY ADMINISTRATOR    PAID BY ADMINISTRATOR
        FUND           FISCAL PERIOD    CLASS A     CLASS B     CLASS C          TO FIRMS            TO AFFILIATED FIRMS
---------------------  -------------    --------    --------    -------    ---------------------    ---------------------
Global...............       1995        $199,000    $126,000      --              327,000                   46,000
                            1994*       $154,000      45,000      --              224,000                   58,000
                            1993A       $ 62,000          --      --               62,000                   21,000
                            1993B       $106,000          --      --              106,000                   37,000
International........       1995        $711,000      85,000    4,000             808,000                  149,000
                            1994*       $723,000      16,000      --              755,000                  162,000
                            1993        $404,000          --      --              404,000                  100,000

---------------
1993A--Six months ended December 31, 1993
1993B--Fiscal year ended June 30, 1993
* Class B and Class C shares were first offered on May 31, 1994.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record as well as, with respect to the Global Fund's Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of each Fund are also directors or officers of ZKI, KDI or of Zurich Investment Management Limited, a wholly owned subsidiary of ZKI, as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside the United States. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. IFTC is also each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC, annual account fees of $6 per account plus account set up, transaction, maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of each Fund. For the fiscal year ended December 31, 1995, IFTC remitted shareholder service fees in the amount of $265,000 to KSvC as Shareholder Service Agent for the Global Fund. For the fiscal year ended October 31, 1995, IFTC remitted shareholder service fees in the amount of $1,365,000 to KSvC as Shareholder Service Agent for the International Fund.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

ZKI is the investment manager for the Kemper Funds and ZKI and its affiliates also furnish investment management services to other clients including affiliated insurance companies. ZKI is the sole shareholder of Zurich Investment Management, Inc. and Zurich Investment Management Limited. These three entities share some common research and trading facilities. Dreman Value Advisors, Inc. ("DVA") a wholly owned subsidiary of ZKI, is the investment manager or sub-adviser for mutual funds and other institutional accounts. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each and so that each receives, to the extent practicable, the average price of such transactions.

National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options the Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities and options and futures contracts available to the Fund. On the other hand, the ability of a Fund to participate in volume transactions may produce better executions for a Fund in some cases. The Board of Trustees of each Fund believes that the benefits of ZKI's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

ZKI, in effecting purchases and sales of portfolio securities for the account of a Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices, except to the extent that ZKI may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, clearance procedures, wire service quotations and statistical and other research information provided to a Fund and ZKI. Any research benefits derived are available for all clients, including clients of affiliated companies. Since it is only supplementary to ZKI's own research efforts and must be analyzed and reviewed by ZKI staff, the receipt of research information is not expected to materially reduce expenses. In selecting among firms believed to meet the criteria for handling a particular transaction, ZKI may give consideration to those firms that have sold or are selling shares of the Funds and of other funds managed by ZKI or its affiliates, as well as to those firms that provide market, statistical and other research information to a Fund and ZKI, although ZKI is not authorized to pay higher commissions or, in the case of principal trades, higher prices to firms that provide such services, except as provided below.

ZKI may in certain instances be permitted to pay higher brokerage commissions (not including principal trades) solely for receipt of market, statistical and other research services. Subject to Section 28(e) of the Securities Exchange Act of 1934 and procedures that may be adopted by the Board of Trustees of each Fund, a Fund could pay a firm that provides research services to ZKI a commission for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI determines in good faith that the greater commission is reasonable in relation to the value of the research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's overall responsibilities to the Fund or other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of ZKI and its subsidiaries. The investment management fee paid by a Fund to ZKI is not reduced because ZKI receives these research services.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal periods and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided or sales of Kemper Mutual Fund Shares.

                                                            ALLOCATED TO FIRMS
                                                                 BASED ON
                                                            RESEARCH/SALES OF
                                                            KEMPER FUND SHARES
                   FUND                      FISCAL 1995      IN FISCAL 1995      FISCAL 1994    FISCAL 1993
------------------------------------------   -----------    ------------------    -----------    -----------
Global....................................   $         0             0%           $         0    $         0*
International.............................   $ 2,898,993            96%           $ 2,655,000    $ 2,601,000

---------------
 * Includes both the fiscal year ended June 30, 1993 and the six months ended December 31, 1993.

PURCHASE AND REDEMPTION OF SHARES

As described in the prospectus, Fund shares are sold at their public offering price, which is the net asset value next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege described in the prospectus may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares" in the prospectus). Redemption of Class B shares may be subject to a contingent deferred sales charge. When a Fund is asked to redeem shares for which it may not yet have received good payment, it may delay the mailing of a redemption check until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of anticipated economies in sales and sales-related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

Although it is the Global Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Global Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

OFFICERS AND TRUSTEES

The officers and trustees of each Fund, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the investment manager, and KDI, principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by ZKI and its affiliates for which he or she holds similar positions):

DAVID W. BELIN (6/20/28), Trustee (23), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee (23), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee (23), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee (23), 800 N. Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee (23), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee (23), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.

WILLIAM P. SOMMERS (7/22/33), Trustee (23), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired), Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee* (36), 120 South LaSalle Street, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, KDI, Dreman Value Advisors, Inc., and LTV Corporation.

JOHN E. PETERS (11/4/47), Vice President* (36), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President and Director, ZKI; President and Director, KDI; Director, Dreman Value Advisors, Inc.

CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary* (36), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Funds.

JEROME L. DUFFY (6/29/36), Treasurer* (36), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (36), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (28), 120 South LaSalle Street, Chicago, Illinois; Vice President, ZKI; Vice President and Director of State Registrations, KDI.

GLOBAL FUND:

J. PATRICK BEIMFORD, JR., (5/25/50) Vice President* (23), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President and Chief Investment Officer -- Fixed Income, ZKI.

GORDON K. JOHNS, (1/25/48) Vice President* (4), 1 Fleet Place, London EC4M 7RQ, Managing Director, Zurich Investment Management Limited; Executive Vice President, ZKI; formerly, Director and Head of Fixed Investment Management, Lazard Investors, Ltd., a London based investment manager.

INTERNATIONAL FUND:

DENNIS H. FERRO, (6/20/45) Vice President* (5), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President, ZKI; formerly, President and Chief Investment Officer, Cigna International Investment Advisors, Ltd.

STEVEN H. REYNOLDS, (9/11/43), Vice President* (13), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President and Chief Investment
Officer -- Equities, ZKI.

* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds, except that Mr. Custer's law firm receives fees from the Funds as counsel to the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Fund's 1995 fiscal year except that the information in the last column is for calendar year 1995.

                                       AGGREGATE COMPENSATION FROM          PENSION OR         TOTAL COMPENSATION
                                                  FUNDS                 RETIREMENT BENEFITS       FROM FUND AND
                                      ------------------------------      ACCRUED AS PART      KEMPER FUND COMPLEX
          NAME OF TRUSTEE             GLOBAL           INTERNATIONAL     OF FUND EXPENSES      PAID TO TRUSTEES**
-----------------------------------   ------           -------------    -------------------    -------------------
David W. Belin*....................   $2,800               3,700                 0                   149,700
Lewis A. Burnham...................   $2,400               2,800                 0                   111,000
Donald L. Dunaway*.................   $3,100               3,700                 0                   151,000
Robert B. Hoffman..................   $2,300               2,700                 0                   105,500
Donald R. Jones....................   $2,300               2,800                 0                   110,700
Shirley D. Peterson***.............   $1,100                 900                 0                    44,500
William P. Sommers.................   $2,100               2,500                 0                   100,700

---------------
  * Includes current fees deferred and interest pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Funds -- Kemper Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $13,900 and $23,900 for Mr. Belin and $15,300 and $19,600 for Mr. Dunaway from Global and International Funds, respectively.

 ** Includes compensation for service on the boards of twenty-four Kemper funds.
    Also includes amounts for new funds estimated as if they had existed at the beginning of the year, except for Quantitative and Value + Growth Funds since no fee schedule has been established for those Funds.



*** Appointed to Board in June, 1995.



As of February 1, 1996, the trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund and no person owned of record more than 5% of the outstanding shares of any class of either Fund, except as shown below:



      FUND                                  NAME AND ADDRESS                        CLASS   PERCENTAGE
-----------------      -----------------------------------------------------------  -----   ----------
International....    * National Financial Services Corp.                             C          8.53%
                         One World Financial Center
                         200 Liberty Street 4th Floor
                         New York, New York 10281
                   **  Kemper Financial Services Inc.
                         Profit Sharing Plan PS                                      I          6.73%
                         811 Maint
                         Kansas City, Missouri 64105
Global...........    * Everen Corporation                                            B          5.95%
                         77 W Wacker Drive
                         Chicago, Illinois 60601
                    *  Toby Larson
                         Verdala International School                                C         17.29%
                         Fort Pembroke
                         St. Andrews, Malta
                    *  James S. Ogden
                         23805 Cassandra Bay                                         C         11.53%
                         Dana Point, California 92629
                    *  June Crocket
                         605 Jasmine Avenue                                          C          7.84%
                         Corona Del Mar, California 92625
                    *  Kemper Financial Services
                         120 S LaSalle Street                                        C          5.24%
                         Chicago, Illinois 60603
                    *  Niall S. Doherty Cust
                         Jussi T. Doherty                                            C          5.08%
                         503 Taugwonk Road
                         Stonington, Connecticut 06378
                   **  Invest Financial Corp 401K P/S
                         Stephen Timbers & Others TTEE ER                            I              %
                         120 S. LaSalle St.
                         Chicago, Illinois 60603


---------------

 * Record and beneficial owner.



** Record owner only.

SHAREHOLDER RIGHTS


The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC AND C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                 MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                           IBCA LIMITED BOND RATINGS

AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB. Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

Portfolio of Investments

KEMPER INTERNATIONAL FUND

Portfolio of Investments at October 31, 1995
(Dollars in thousands)

------------------------------------------------------------------------------------------------------------
 COMMON STOCKS                                                              NUMBER OF SHARES     VALUE

CONTINENTAL EUROPE
------------------------------------------------------------------------------------------------------------
FINLAND--2.8%
                                 Oy Nokia AB
                                   Telecommunications company                       181,630    $ 10,392
------------------------------------------------------------------------------------------------------------
FRANCE--4.1%
                                 Carrefour S.A.
                                   Food retailer                                     20,000      11,755
                                 Technip S.A.
                                   Oil company                                       50,000       3,223
                                 ---------------------------------------------------------------------------
                                                                                                 14,978
------------------------------------------------------------------------------------------------------------
GERMANY--4.6%
                                 Mannesmann A.G.
                                   Construction and engineering company              22,000       7,238
                              (a)SGL CARBON A.G.
                                   Chemical company                                  15,000         983
                                 Veba, A.G.
                                   Electric utility                                 210,000       8,617
                                 ---------------------------------------------------------------------------
                                                                                                 16,838
------------------------------------------------------------------------------------------------------------
IRELAND--4.2%
                                 Allied Irish Banks PLC
                                   Banking                                          880,000       4,464
                                 Greencore Group PLC
                                   Food producer                                    425,175       3,405
                                 Independent Newspapers Ltd.
                                   Publisher                                        860,772       5,153
                                 Kerry Group PLC
                                   Food processing                                  296,070       2,287
                                 ---------------------------------------------------------------------------
                                                                                                 15,309
------------------------------------------------------------------------------------------------------------
ITALY--2.1%
                                 Sirti Spa
                                   Telecommunications company                       432,345       2,633
                                 STET
                                   Telecommunications services                      575,000       1,629
                              (a)Telecom Italia Mobile Spa
                                   Utilities and telecommunications               1,980,000       3,322
                                 ---------------------------------------------------------------------------
                                                                                                  7,584
------------------------------------------------------------------------------------------------------------
NETHERLANDS--8.1%
                                 Aalberts Industries N.V.
                                   Hardware company                                  56,873       3,329
                                 Getronics N.V.
                                   Information systems                               79,600       3,793
                                 Hunter Douglas N.V.
                                   Building materials manufacturer                   75,500       3,655
                                 Philips Electronics
                                   Electronics and electrical component
                                   manufacturer                                     163,000       6,293
                                 PolyGram N.V.
                                   Music recording company                          202,500      12,624
                                 ---------------------------------------------------------------------------
                                                                                                 29,694
------------------------------------------------------------------------------------------------------------

Portfolio of Investments

(Dollars in thousands)
                                                                              NUMBER OF SHARES    VALUE
-------------------------------------------------------------------------------------------------------------
SPAIN--3.9%
                                 Banco Bilbao Vizcaya
                                   Banking                                           114,380    $  3,500
                                 Empresa Nacional de Electricidad S.A.
                                   Electric utility                                  122,000       6,075
                                 Repsol S.A.
                                   Oil and gas producer                              150,000       4,485
                              (a)Tipel, S.A.
                                   Leather skins processor                            73,500           9
                                 ----------------------------------------------------------------------------
                                                                                                  14,069
-------------------------------------------------------------------------------------------------------------
SWEDEN--10.5%
                                 Astra AB
                                   Pharmaceutical company                            300,000      11,018
                                 Atlas Copco AB
                                   Industrial machinery manufacturer                 320,000       4,841
                                 LM Ericsson "B"
                                   Telecommunication equipment manufacturer          612,000      12,989
                                 H & M Hennes & Mauritz AB
                                   Retailing                                          55,700       3,638
                                 SKF AB "B"
                                   Metal fabricator                                  298,900       5,669
                                 ----------------------------------------------------------------------------
                                                                                                  38,155
-------------------------------------------------------------------------------------------------------------
SWITZERLAND--8.4%
                                 Ciba-Geigy Ltd.
                                   Pharmaceutical company                              7,000       6,054
                                 Roche Holdings AG
                                   Pharmaceutical company                              2,237      16,239
                                 Union Bank of Switzerland
                                   Banking                                             5,500       5,952
                              (a)Zehnder Holdings AG
                                   Climate control equipment manufacturer              4,400       2,362
                                 ----------------------------------------------------------------------------
                                                                                                  30,607
                                 ----------------------------------------------------------------------------
                                 TOTAL CONTINENTAL EUROPE--48.7%                                 177,626
-------------------------------------------------------------------------------------------------------------
PACIFIC REGION
-------------------------------------------------------------------------------------------------------------
HONG KONG--6.3%
                                 Cheung Kong Holding Ltd.
                                   Financial services                                800,000       4,511
                                 CITIC Pacific Ltd.
                                   Financial services                              1,320,000       4,123
                                 Henderson Land Development Co., Ltd.
                                   Real estate                                       680,000       4,072
                                 Hong Kong Telecommunications Ltd.
                                   Telecommunication services                      2,066,000       3,607
                                 HSBC Holdings PLC
                                   Banking                                           265,876       3,868
                                 New World Development Co., Ltd.
                                   Holding and property investment company           740,000       1,302
                                 Peregrine Investment Holdings
                                   Investment banking                              1,229,000       1,566
                                 ----------------------------------------------------------------------------
                                                                                                  23,049
-------------------------------------------------------------------------------------------------------------

Portfolio of Investments

(Dollars in thousands)                                                         NUMBER OF SHARES    VALUE
-------------------------------------------------------------------------------------------------------------

JAPAN--16.1%
                                 Bridgestone Corp.
                                   Rubber related products manufacturer              165,000    $  2,298
                                 Daifuku Co., Ltd.
                                   Diversified machinery manufacturer                150,000       1,795
                                 Daiwa Securities Co. Ltd.
                                   Financial services                                230,000       2,707
                                 Fuji Bank Ltd.
                                   Banking                                            90,000       1,677
                                 Fujisawa Pharmaceutical
                                   Pharmaceutical company                            200,000       1,953
                                 Kurita Water Industries Ltd.
                                   Water treatment equipment and chemical
                                   manufacturer                                      100,000       2,795
                                 Kyocera Corp.
                                   Electronics manufacturer                           36,000       2,958
                                 Mitsubishi Heavy Industries
                                   Aerospace and defense machinery manufacturer      500,000       3,869
                                 Mitsubishi Paper Mills Ltd.
                                   Paper manufacturer                                300,000       1,830
                                 Mitsui & Co. Ltd.
                                   Distributor and wholesaler                        350,000       2,794
                                 Murata Manufacturing
                                   Electronic components manufacturer                 74,000       2,605
                              (a)NKK Corp.
                                   Steel manufacturer                              1,353,000       3,277
                                 Nippon Telegraph & Telephone Corp.
                                   Utilities and telecommunications                      255       2,098
                                 Omron Corp.
                                   Electronics manufacturer                          150,000       3,516
                                 Sanwa Bank Ltd.
                                   Banking                                           190,000       3,242
                                 Seven Eleven Japan Co., Ltd.
                                   Convenience retailer                               26,000       1,739
                                 Sumitomo Bank Ltd.
                                   Banking                                           190,000       3,373
                                 Sumitomo Corp.
                                   Holding company                                   400,000       3,648
                                 Sumitomo Trust & Banking
                                   Banking                                           360,000       4,166
                                 Teijin Ltd.
                                   Textile manufacturer                              460,000       2,116
                                 TOSTEM Corp.
                                   Home products manufacturer                         63,000       1,940
                              (a)Ube Industries, Ltd.
                                   Diversified company                               700,000       2,320
                                 ----------------------------------------------------------------------------
                                                                                                  58,716
-------------------------------------------------------------------------------------------------------------
MALAYSIA--1.7%
                                 Resorts World Bhd
                                   Operator of tourist resorts                       765,000       3,730
                                 TA Enterprise Bhd
                                   Financial services                              1,320,000       1,511
                                 Telekom Malaysia
                                   Telecommunications company                        132,000         945
                                 ----------------------------------------------------------------------------
                                                                                                   6,186
-------------------------------------------------------------------------------------------------------------

Portfolio of Investments

(Dollars in thousands)                                                          NUMBER OF SHARES    VALUE
-------------------------------------------------------------------------------------------------------------
SINGAPORE--2.8%
                                 Development Bank
                                   Banking                                            99,000    $  1,134
                                 Fraser & Neave Ltd.
                                   Beer and soft drink manufacturer                  320,000       3,777
                                 Keppel Corp. Ltd.
                                   Conglomerate holding company                      365,000       2,993
                                 Singapore Press Holdings
                                   Publisher                                         149,000       2,328
                                 ----------------------------------------------------------------------------
                                                                                                  10,232
-------------------------------------------------------------------------------------------------------------
THAILAND--.6%
                                 Advanced Info Service Ltd.
                                   Telecommunication services                         70,000       1,113
                                 Siam Cement Co. Ltd.
                                   Building materials producer                        17,000         927
                                 ----------------------------------------------------------------------------
                                                                                                   2,040
                                 ----------------------------------------------------------------------------
                                 TOTAL PACIFIC REGION--27.5%                                     100,223
-------------------------------------------------------------------------------------------------------------
COMMONWEALTH COUNTRIES
-------------------------------------------------------------------------------------------------------------
AUSTRALIA--3.8%
                                 Australian and New Zealand Banking Group Ltd.
                                   Financial services                              1,563,500       6,541
                                 Tabcorp Holdings Ltd.
                                   Entertainment and gaming                        1,843,700       5,119
                                 Qantas Airways Ltd.
                                   Air transportation company                        114,000       2,005
                                 ----------------------------------------------------------------------------
                                                                                                  13,665
-------------------------------------------------------------------------------------------------------------
CANADA--.7%
                                 Petro-Canada
                                   Oil and gas company                               554,300       2,633
-------------------------------------------------------------------------------------------------------------
NEW ZEALAND--1.1%
                                 Lion Nathan Ltd.
                                   Beer and soft drink manufacturer                1,796,800       4,080
-------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--15.3%
                                 Burton Group PLC
                                   Retailer                                        3,200,000       5,087
                                 Commercial Union PLC
                                   Holding company                                   300,000       2,904
                                 Dixons Group PLC
                                   Electronics retailer                            1,427,328       8,626
                                 Glaxo Wellcome PLC
                                   Pharmaceutical company                            750,000      10,101
                                 Grand Metropolitan PLC
                                   Food and beverage retailer                      1,000,000       6,903
                                 Medeva PLC
                                   Pharmaceutical company                            660,000       2,853
                                 Reed International PLC
                                   Publisher                                         440,000       6,679
                                 SmithKline Beecham PLC
                                   Pharmaceutical company                            660,000       6,879
                                 Tesco PLC
                                   Food retailer                                   1,225,848       5,803
                                 ----------------------------------------------------------------------------
                                                                                                  55,835
                                 ----------------------------------------------------------------------------
                                 TOTAL COMMONWEALTH COUNTRIES--20.9%                              76,213
-------------------------------------------------------------------------------------------------------------

Portfolio of Investments


(Dollars in thousands)                                                       NUMBER OF SHARES     VALUE
-------------------------------------------------------------------------------------------------------------
LATIN AMERICA
-------------------------------------------------------------------------------------------------------------
BRAZIL--.9%
                                 Banco Itau S.A.--Preferred
                                   Banking                                         5,650,000    $  1,645
                                 Companhia Vale de Rio Doce--Preferred
                                   Iron and steel mining company                  10,900,000       1,757
                                 ----------------------------------------------------------------------------
                                                                                                   3,402
-------------------------------------------------------------------------------------------------------------
MEXICO--.4%
                                 Grupo Elektra, S.A.
                                   Electronics retailer                              351,000       1,289
                                 ----------------------------------------------------------------------------
                                 TOTAL LATIN AMERICA--1.3%                                         4,691
                                 ----------------------------------------------------------------------------
                                 TOTAL COMMON STOCKS--98.4%
                                 (Cost: $315,092)                                                358,753
                                 ----------------------------------------------------------------------------

                                                                               PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
MONEY MARKET
INSTRUMENTS--2.7%
                                 Yield-5.83% to 5.95%
                                 Due-November 1995
                                 ConAgra Inc.                                     $    3,800       3,799
                                 Freedom Asset Funding Corp.                             200         200
                                 Mid-Atlantic Fuel Co.                                 3,000       2,996
                                 Strategic Asset Funding Corp.                         3,100       3,097
                                 ----------------------------------------------------------------------------
                                 TOTAL MONEY MARKET INSTRUMENTS--2.7%
                                 (Cost: $10,092)                                                  10,092
                                 ----------------------------------------------------------------------------
                                 TOTAL INVESTMENTS--101.1%
                                 (Cost: $325,184)                                                368,845
                                 ----------------------------------------------------------------------------
                                 LIABILITIES, LESS CASH AND OTHER
                                   ASSETS--(1.1)%                                                 (4,137)
                                 ----------------------------------------------------------------------------
                                 NET ASSETS--100%                                               $364,708
                                 ----------------------------------------------------------------------------

              See accompanying Notes to Portfolio of Investments.

Portfolio of Investments

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

(b) Based on the cost of investments of $325,184,000 for federal income tax purposes at October 31, 1995, the aggregate gross unrealized appreciation was $57,627,000, the aggregate gross unrealized depreciation was $13,966,000 and the net unrealized appreciation on investments was $43,661,000.

(c) At October 31, 1995, the Fund's portfolio of investments had the following diversification (dollars in thousands):

                                                                                       VALUE        %
   ----------------------------------------------------------------------------------------------------------
   Financial Services                                                                 $ 61,979      17.0
   ----------------------------------------------------------------------------------------------------------
   Chemicals, Medical Equipment and Pharmaceuticals                                     56,080      15.4
   ----------------------------------------------------------------------------------------------------------
   Communications                                                                       38,728      10.6
   ----------------------------------------------------------------------------------------------------------
   Consumer Products and Services                                                       36,096       9.9
   ----------------------------------------------------------------------------------------------------------
   Retailing                                                                            26,181       7.2
   ----------------------------------------------------------------------------------------------------------
   Food and Beverages                                                                   25,304       6.9
   ----------------------------------------------------------------------------------------------------------
   Industrial Products and Services                                                     24,608       6.8
   ----------------------------------------------------------------------------------------------------------
   Publishing and Paper Products                                                        15,990       4.4
   ----------------------------------------------------------------------------------------------------------
   Electrical and Electronics                                                           15,372       4.2
   ----------------------------------------------------------------------------------------------------------
   Diversified                                                                          15,084       4.1
   ----------------------------------------------------------------------------------------------------------
   Utilities                                                                            14,693       4.0
   ----------------------------------------------------------------------------------------------------------
   Construction and Building Materials                                                  12,237       3.4
   ----------------------------------------------------------------------------------------------------------
   Energy Sources                                                                       12,098       3.3
   ----------------------------------------------------------------------------------------------------------
   Automobiles, Parts, Services and Transportation                                       4,303       1.2
   ----------------------------------------------------------------------------------------------------------
   TOTAL COMMON STOCKS                                                                 358,753      98.4
   ----------------------------------------------------------------------------------------------------------
   MONEY MARKET INSTRUMENTS                                                             10,092       2.7
   ----------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS                                                                   368,845     101.1
   ----------------------------------------------------------------------------------------------------------
   LIABILITIES, LESS CASH AND OTHERS ASSETS                                             (4,137)     (1.1)
   ----------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                         $364,708     100.0
   ----------------------------------------------------------------------------------------------------------

Report of Independent Auditors

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER INTERNATIONAL FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper International Fund as of October 31, 1995, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper International Fund at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois

December 15, 1995

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
(in thousands)

-------------------------------------------------------------------
 ASSETS

Investments, at value
(Cost: $325,184)                                                                $368,845
----------------------------------------------------------------------------------------
Cash                                                                                  83
----------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                                   395
----------------------------------------------------------------------------------------
  Investments sold                                                                 8,441
----------------------------------------------------------------------------------------
  Dividends and interest                                                             777
----------------------------------------------------------------------------------------
    Total assets                                                                 378,541
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS

Payable for:
  Fund shares redeemed                                                             1,586
----------------------------------------------------------------------------------------
  Investments purchased                                                           11,366
----------------------------------------------------------------------------------------
  Management fee                                                                     231
----------------------------------------------------------------------------------------
  Distribution services fee                                                           28
----------------------------------------------------------------------------------------
  Administrative services fee                                                         71
----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                             506
----------------------------------------------------------------------------------------
  Other                                                                               45
----------------------------------------------------------------------------------------
    Total liabilities                                                             13,833
----------------------------------------------------------------------------------------
NET ASSETS                                                                      $364,708
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS

Paid-in capital                                                                 $316,346
----------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
  transactions                                                                     1,185
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments and assets and liabilities in
  foreign currencies                                                              45,857
----------------------------------------------------------------------------------------
Undistributed net investment income                                                1,320
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                     $364,708
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE PRICING OF SHARES

CLASS A SHARES
  Net asset value and redemption price per share
  ($308,175 / 29,089 shares outstanding)                                          $10.59
----------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of
  net asset value or 5.75% of offering price)                                     $11.24
----------------------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($42,270 / 4,043 shares outstanding)                                            $10.46
----------------------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price per share
  ($2,152 / 206 shares outstanding)                                               $10.46
----------------------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($12,111 / 1,142 shares outstanding)                                            $10.61
----------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Financial Statements

STATEMENT OF OPERATIONS
Year ended October 31, 1995
(in thousands)

---------------------------------------------------------------------------
 NET INVESTMENT INCOME

  Dividends                                                                                $7,548
-------------------------------------------------------------------------------------------------
  Interest                                                                                  1,501
-------------------------------------------------------------------------------------------------
                                                                                            9,049
-------------------------------------------------------------------------------------------------
  Less foreign taxes withheld                                                                 733
-------------------------------------------------------------------------------------------------
    Total investment income                                                                 8,316
-------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                            2,757
-------------------------------------------------------------------------------------------------
  Administrative services fee                                                                 800
-------------------------------------------------------------------------------------------------
  Distribution services fees                                                                  267
-------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                    2,079
-------------------------------------------------------------------------------------------------
  Professional fees                                                                            98
-------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                      77
-------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                     72
-------------------------------------------------------------------------------------------------
    Total expenses                                                                          6,150
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       2,166
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain on sales of investments and foreign currency transactions               1,123
-------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments and assets and liabilities in
  foreign currencies                                                                         (655)
-------------------------------------------------------------------------------------------------
Net gain on investments                                                                       468
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $2,634
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(in thousands)

                                                                          YEAR ENDED OCTOBER 31,
                                                                          1995               1994
---------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
  Net investment income                                                 $  2,166                  7
---------------------------------------------------------------------------------------------------
  Net realized gain                                                        1,123             25,062
---------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                     (655)             2,606
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       2,634             27,675
---------------------------------------------------------------------------------------------------
Net equalization credits (charges)                                          (332)               641
---------------------------------------------------------------------------------------------------
Distribution from net realized gain                                      (24,455)            (8,297)
---------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions                  (31,421)           108,365
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (53,574)           128,384
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS

Beginning of year                                                        418,282            289,898
---------------------------------------------------------------------------------------------------
END OF YEAR (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,320
AND $763, RESPECTIVELY)                                                 $364,708            418,282
---------------------------------------------------------------------------------------------------

Notes to Financial Statements

--------------------------------------------------------------------------------
1    DESCRIPTION OF THE FUND Kemper International Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or a contingent deferred sales charge but are subject to higher ongoing expenses than Class A shares and do not convert into another class. Class I shares, which are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share represents an identical interest in the investments of the Fund and has the same rights.

--------------------------------------------------------------------------------
2    SIGNIFICANT ACCOUNTING
     POLICIES INVESTMENT VALUATION. Investments are stated at value. Any portfolio securities that are primarily traded on a domestic securities exchange are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. All other securities not so traded are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by a recognized dealer. If such quotations are not readily available, the rate of exchange is determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated

Notes to Financial Statements

                             into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Fund includes that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain (loss) on investments, as appropriate.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of money market instrument premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities.

                             FEDERAL INCOME TAXES AND DIVIDENDS TO SHAREHOLDERS. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             The Fund may make an election under the Internal Revenue Code so that shareholders may claim a tax credit or deduction for their share of foreign taxes paid by the Fund.

                             Net realized capital gains, if any, reduced by capital loss carryovers will be distributed at least annually. Differences in dividends per share are due to different class expenses. Dividends payable to its shareholders are recorded by the Fund on the ex-dividend date.

                             Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Kemper Financial Services, Inc.
                             (KFS) and pays a management fee at an

Notes to Financial Statements

                             annual rate of .75% of the first $250 million of average daily net assets declining gradually to .62% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $2,757,000 for the year ended October 31, 1995.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                COMMISSIONS        COMMISSIONS ALLOWED BY KDI
                                                                 RETAINED      ----------------------------------
                                                                 BY KDI       TO ALL FIRMS        TO AFFILIATES
                                                               -----------    -------------       --------------
                             Year ended October 31, 1995       $67,000         617,000              88,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of Class B shares are as follows:

                                                                                          COMMISSIONS AND
                                                                 DISTRIBUTION            DISTRIBUTION FEES
                                                                  FEES AND                 PAID BY KDI
                                                                CDSC RECEIVED    -------------------------------
                                                                   BY KDI        TO ALL FIRMS     TO AFFILIATES
                                                                -------------    -------------    --------------
                             Year ended October 31, 1995         $339,000         583,000           99,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                     ASF                 ASF PAID BY KDI
                                                                 PAID BY THE     -------------------------------
                                                                 FUND TO KDI     TO ALL FIRMS     TO AFFILIATES
                                                                ------------    -------------    --------------
                             Year ended October 31, 1995         $800,000         808,000           149,000

                             SHAREHOLDER SERVICES AGENT AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. For the year ended October 31, 1995, the transfer agent remitted shareholder services fees to KSvC of $1,365,000.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended October 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $17,000 to independent trustees.

Notes to Financial Statements

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended October 31, 1995, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                  $396,287

                             Proceeds from sales                         417,302

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                        YEAR ENDED OCTOBER 31,
                                              1995                               1994
                                        -----------------------           -----------------------
                                       SHARES         AMOUNT             SHARES         AMOUNT
                             ---------------------------------------------------------------------------
                              SHARES SOLD
                              Class A            7,931       $  80,769            20,528       $ 217,366
                             ---------------------------------------------------------------------------
                              Class B            3,584          37,196             3,185          34,449
                             ---------------------------------------------------------------------------
                              Class C              258           2,721                76             814
                             ---------------------------------------------------------------------------
                              Class I            1,261          12,905                --              --
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A            2,270          21,800               774           8,085
                             ---------------------------------------------------------------------------
                              Class B              184           1,759                 1              14
                             ---------------------------------------------------------------------------
                              Class C                7              71                --              --
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A          (16,162)       (163,479)          (13,841)       (145,844)
                             ---------------------------------------------------------------------------
                              Class B           (2,182)        (22,527)             (600)         (6,469)
                             ---------------------------------------------------------------------------
                              Class C             (130)         (1,375)               (5)            (50)
                             ---------------------------------------------------------------------------
                              Class I             (119)         (1,261)               --              --
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A              113           1,125                15             167
                             ---------------------------------------------------------------------------
                              Class B             (114)         (1,125)              (15)           (167)
                             ---------------------------------------------------------------------------
                              NET INCREASE
                              (DECREASE) FROM CAPITAL
                              SHARE TRANSACTIONS             $ (31,421)                        $ 108,365
                             ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
6    FORWARD FOREIGN
     CURRENCY CONTRACTS      In order to protect itself against a decline in the
                             value of particular foreign currencies against the U.S. Dollar, the Fund has entered into forward contracts to deliver foreign currency in exchange for U.S. Dollars as described below. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the net unrealized gain on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1995, the Fund has the following forward foreign currency contracts outstanding with settlement dates in December 1995:

                                                                   CONTRACT          UNREALIZED
                                     FOREIGN CURRENCY             AMOUNT IN         GAIN/(LOSS)
                                     TO BE DELIVERED             U.S. DOLLARS       AT 10/31/95
                                      (IN THOUSANDS)            (IN THOUSANDS)     (IN THOUSANDS)
                             -------------------------------------------------------------------
                              65,642 French Francs                 $ 12,900            $ (524)
                             -------------------------------------------------------------------
                              4,884,060 Japanese Yen                 50,861             2,723
                             -------------------------------------------------------------------
                                       Net unrealized gain                             $2,199
                             -------------------------------------------------------------------

Financial Highlights


                                                                      CLASS A
                                                   ----------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                     1995      1994      1993      1992      1991
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                  $11.13     10.56      8.17      8.76     9.52
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .07        --       .03       .22      .13
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .05       .86      2.54      (.67)     .31
------------------------------------------------------------------------------------------------------
Total from investment operations                       .12       .86      2.57      (.45)     .44
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               --        --       .18        --      .11
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .66       .29        --       .14     1.09
------------------------------------------------------------------------------------------------------
Total dividends                                        .66       .29       .18       .14     1.20
------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $10.59     11.13     10.56      8.17     8.76
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          1.69%     8.32     32.08     (5.17)    5.38
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                              1.57%     1.54      1.69      1.36     1.41
------------------------------------------------------------------------------------------------------
Net investment income                                  .83       .02       .37      2.61     1.42
------------------------------------------------------------------------------------------------------

                                                  CLASS B                         CLASS C                    CLASS I
                                         --------------------------      --------------------------       -------------
                                                           MAY 31,                         MAY 31,           JULY 3,
                                         YEAR ENDED        1994 TO       YEAR ENDED        1994 TO           1995 TO
                                         OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,       OCTOBER 31,
                                            1995            1994            1995            1994              1995
--------------------------------------------------------------------     ---------------------------     ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $11.09           10.58           11.09           10.58           10.09
--------------------------------------------------------------------     ---------------------------     ----------------
Income from investment operations:
  Net investment income (loss)                  (.02)           (.04)           (.02)           (.04)            .04
--------------------------------------------------------------------     ---------------------------     ----------------
  Net realized and unrealized gain               .05             .55             .05             .55             .48
--------------------------------------------------------------------     ---------------------------     ----------------
Total from investment operations                 .03             .51             .03             .51             .52
--------------------------------------------------------------------     ---------------------------     ----------------
Less distribution from net realized gain         .66              --             .66              --              --
--------------------------------------------------------------------     ---------------------------     ----------------
Net asset value, end of period                $10.46           11.09           10.46           11.09           10.61
--------------------------------------------------------------------     ---------------------------     ----------------
TOTAL RETURN (NOT ANNUALIZED)                    .84%           4.82             .84            4.82            5.15
--------------------------------------------------------------------     ---------------------------     ----------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
Expenses                                        2.50%           2.58            2.50            2.52             .85
--------------------------------------------------------------------     ---------------------------     ----------------
Net investment income (loss)                    (.10)           (.97)           (.10)           (.91)           1.32
--------------------------------------------------------------------     ---------------------------     ----------------


SUPPLEMENTAL DATA FOR ALL CLASSES
                                                                  YEAR ENDED OCTOBER 31,
                                                   1995        1994        1993        1992        1991
--------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)         $364,708     418,282     289,898     165,890     184,946
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%        103         156         143         209
--------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges. Per share data for 1995 was determined based on average shares outstanding.

Shareholders' Meeting

SPECIAL SHAREHOLDERS' MEETING

On September 19, 1995 a special shareholders' meeting was held. Kemper International Fund shareholders were asked to vote on four separate issues: election of nine Trustees to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of a new investment management agreement with Kemper Financial Services, Inc., or its successor on the same terms as the current agreement and for Class B and Class C shareholders only, approval of a new 12b-1 distribution plan with Kemper Distributors, Inc. or its successor on the same terms as the current plan. We are pleased to report that all nominees were elected and all other items were approved. Following are the results for each issue:
- Election of Trustees
                          For           Withheld
  David W. Belin          22,977,178    649,740
  Lewis A. Burnham        23,012,618    614,300
  Donald L. Dunaway       22,996,079    630,839
  Robert B. Hoffman       23,005,530    621,388
  Donald R. Jones         23,010,255    616,663
  David B. Mathis         22,974,815    652,103
  Shirley D. Peterson     22,984,266    642,652
  William P. Sommers      23,005,530    621,388
  Stephen B. Timmers      23,024,432    602,486

- Ratification of the selection of Ernst & Young LLP as independent auditors for the fund
  For                      Against                      Abstain
  22,655,431               304,288                      667,199

- Approval of new investment management agreement
  For                      Against                      Abstain
  22,110,270               511,889                      1,004,759

- Approval of new 12b-1 distribution plan
                        For         Against     Abstain

  Class B
  Shares                1,701,942   80,486      93,263
  Class C
  Shares                   91,783      482      17,779

                           KEMPER INTERNATIONAL FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement: Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:


              Statement of assets and liabilities--October 31, 1995.



              Statement of operations for the year ended October 31, 1995.



              Statement of changes in net assets for each of the two years in the period ended October 31, 1995.



              Portfolio of investments--October 31, 1995.


              Notes to financial statements.

        Schedules II, III, IV and V are omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the portfolio of investments at October 31, 1995.


     (b) Exhibits


           99.B1.     Amended and Restated Agreement and Declaration of Trust.(1)
           99.B2.     By-Laws.
           99.B3.     Inapplicable.
           99.B4.     (a) Text of Share Certificate.(1)
                      (b) Written Instrument Establishing and Designating Separate Classes of
                      Shares.(1)
           99.B5.     Investment Management Agreement.
           99.B6.     (a) Underwriting and Distribution Services Agreement.
                      (b) Form of Selling Group Agreement.(1)
           99.B7.     Inapplicable.
           99.B8.     (a) Custody Agreement (Form 1).
                      (b) Foreign Custody Agreement (Form 2).(1)
           99.B9.     (a) Agency Agreement.(1)
                      (b) Supplement to Agency Agreement.(1)
                      (c) Administrative Services Agreement.(1)
                      (d) Amendment to Administrative Services Agreement.(1)
                      (e) Assignment and Assumption Agreement.(1)
          99.B10.     Legal Opinion and Consent.
          99.B11.     Report and Consent of Independent Auditors.
          99.B12.     Inapplicable.
          99.B13.     Inapplicable.
          99.B14.     (a) Kemper Retirement Plan Prototype.
                      (b) Model Individual Retirement Account.
          99.B15.     See 6(a) above (Class B and Class C shares).

          99.B16.     Performance Calculations.
          99.B18.     Multi-Distribution System Plan.
          99.B24.     Powers of Attorney.
              27.     Financial Data Schedule.
           99.485(b)  Representation of Counsel (Rule 485(b)).


---------------

        (1) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about February 27, 1995.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of February 1, 1996, there were 47,201 Class A, 18,886 Class B, 1,662 Class C and 4,170 Class I holders of record of the sole series of shares of Registrant.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter," and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."


     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of the following:


Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund

Kemper Money Funds

Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund

Kemper Value Plus Growth Fund


Kemper Quantitative Equity Fund


Kemper Horizon Fund


Kemper Europe Fund

Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund


     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director,  Zurich Kemper Investments, Inc.,
  President, Kemper Funds Group, a unit of Zurich Kemper Investments, Inc. Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Camelot Financial Corporation
  Director, Coast Broadcasting Company
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper/Cymrot, Inc.
  Director, President, Kemper/Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.

  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.
  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Vice President, Kemper Funds
  Director, Urban Shopping Centers, Inc.

ALTER, LOREN
  Director, Zurich Kemper Investments, Inc.

BOLINDER, WILLIAM
  Director, Vice Chairman, Zurich Kemper Investments, Inc.

CHENG, LAURENCE W.
  Director, Zurich Kemper Investments, Inc.
  President, Zurich Investment Management Group

GLUCKSTERN, STEVEN
    Director, Chairman, Zurich Kemper Investments, Inc.

HANGGI, ROLF
  Director, Zurich Kemper Investments, Inc.

HUPPI, ROLF
  Director, Zurich Kemper Investments, Inc.
  Chief Executive Officer, Zurich Insurance Company

LELAND, MARC E.
  Director, Zurich Kemper Investments, Inc.

MORAX, DOMINIQUE
  Director, Zurich Kemper Investments, Inc.
  Senior Vice President, Member Extended Corporate Executive Board, Zurich Insurance Company
  Trustee, Kemper Funds

PALM, MICHAEL
  Director, Zurich Kemper Investments, Inc.

WHITE, WALTER
  Director, Zurich Kemper Investments, Inc.

CHAPMAN, II, WILLIAM E.
  President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

PETERS, JOHN E.
  Senior Executive Vice President, Zurich Kemper
  Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Zurich Investment Management, Inc.
  Vice President, Kemper Funds
  Director, Kemper Service Company

BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Chief Investment Officer - Fixed Income,
   Zurich Kemper Investments, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Funds
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Kemper U.S. Government Securities Fund
  Vice President, Tax-Exempt California Money Fund
  Vice President, Tax-Exempt New York Money Fund

COXON, JAMES H.
  Executive Vice President,  Zurich Kemper Investments, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Zurich Investment Management, Inc.

FERRO, DENNIS H.
  Executive Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Zurich Investment Management Limited Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund
  Vice President, The Growth Fund of Spain, Inc.
  Vice President, Kemper Europe Fund

GREENAWALT, JAMES L.
  Executive Vice President,  Zurich Kemper Investments, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director, Zurich Investment Management Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Chief Investment Officer - Equities,
   Zurich Kemper Investments, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund

  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.
  Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
  Executive Vice President,  Zurich Kemper Investments, Inc.

SILIGMUELLER, DALE S.
  Executive Vice President,  Zurich Kemper Investments, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President,  Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
  Senior Vice President,  Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Senior Investment Officer, Federal Kemper Life Assurance
  Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.

  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Zurich Kemper
  Investments, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary and Compliance Officer, Zurich Kemper Investments, Inc. Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.
  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company
  Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.

  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Zurich Investment Management, Inc.
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Zurich Investment Management Limited Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Zurich Kemper Investments, Inc. Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Zurich Investment Management Limited

DUFFY, JEROME L.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Treasurer, Kemper Funds

FINK, THOMAS M.
  Senior Vice President,  Zurich Kemper Investments, Inc.

GALLAGHER, MICHAEL L.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President,  Zurich Kemper Investments, Inc.

GOERS, RICHARD A.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Technology Fund

GREENWALD, MARSHALL L.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Senior Vice President, Zurich Investment Management, Inc.

INNES, BRUCE D.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Director, Executive Vice President, Zurich Investment Management, Inc.

KLEIN, MARTY
  Senior Vice President,  Zurich Kemper Investments, Inc.

KORTH, FRANK D.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust

MURRIHY, MAURA J.
  Senior Vice President,  Zurich Kemper Investments, Inc.

NATHANSON, IRA
  Senior Vice President,  Zurich Kemper Investments, Inc.

RABIEGA, CRAIG F.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Funds
  Vice President, Kemper Portfolios
  Vice President, Tax-Exempt California Money Fund
  Vice President, Tax-Exempt New York Money Fund

REGNER, THOMAS M.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Diversified Income Fund

  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President,  Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
  Senior Vice President,  Zurich Kemper Investments, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President,  Zurich Kemper Investments, Inc.
  First Vice President, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
  Senior Vice President,  Zurich Kemper Investments, Inc.

BAZAN, KENNETH M.
  First Vice President,  Zurich Kemper Investments, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President,  Zurich Kemper Investments, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President,  Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President,  Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
  First Vice President,  Zurich Kemper Investments, Inc.

FENGER, JAMES E.
  First Vice President,  Zurich Kemper Investments, Inc.

HALE, DAVID D.
  First Vice President,  Zurich Kemper Investments, Inc.

HARRINGTON, MICHAEL E.
  First Vice President,  Zurich Kemper Investments, Inc.

HORTON, ROBERT J.
  First Vice President,  Zurich Kemper Investments, Inc.

JACOBS, PETER M.
  First Vice President,  Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President,  Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
  First Vice President,  Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
  First Vice President,  Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President,  Zurich Kemper Investments, Inc.

MINER, EDWARD
  First Vice President,  Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

NORRIS, JOHNSTON A.
  First Vice President,  Zurich Kemper Investments, Inc.

PAYNE, III, ROBERT D.
  First Vice President,  Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
  First Vice President,  Zurich Kemper Investments, Inc.

RADIS, STEVE A.
  First Vice President,  Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,    Zurich Kemper Investments, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President,  Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN, EDITH A.
  First Vice President,  Zurich Kemper Investments, Inc.
  Director-European Equities, Kemper Investment Management Company Limited Vice President, Kemper Europe Fund

TRUTTER, JONATHAN W.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President,  Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
  First Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President,  Zurich Kemper Investments, Inc.

BARRY, JOANN M.
  Vice President,  Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

BURSHTAN, DAVID H.
  Vice President,  Zurich Kemper Investments, Inc.

CACCIOLA, RON
  Vice President,  Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
  Vice President,  Zurich Kemper Investments, Inc.

CARTER, PAUL J.
  Vice President,  Zurich Kemper Investments, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President,  Zurich Kemper Investments, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President,  Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President,  Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
  Vice President,  Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
  Vice President,  Zurich Kemper Investments, Inc.

GOODWIN, JUDITH C.
  Vice President,  Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
  Vice President,  Zurich Kemper Investments, Inc.

HOGLE, ROBERT C.
  Vice President,  Zurich Kemper Investments, Inc.

HUM, CHI H.
  Vice President,  Zurich Kemper Investments, Inc.

HUOT, LISA L.
  Vice President,  Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
  Vice President,  Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
  Vice President,  Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
  Vice President,  Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
  Vice President,  Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
  Vice President,  Zurich Kemper Investments, Inc.

KRANZ, KATHY J.
  Vice President,  Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
  Vice President,  Zurich Kemper Investments, Inc.

KYCE, JOYCE
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President,  Zurich Kemper Investments, Inc.

MANGIPUDI, V. RAO
  Vice President,  Zurich Kemper Investments, Inc.

McGOVERN, KAREN B.
  Vice President,  Zurich Kemper Investments, Inc.

MILLER, GARY L.
  Vice President,  Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
  Vice President,  Zurich Kemper Investments, Inc.
  Assistant Treasurer, Kemper Real Estate, Inc.
  Assistant Treasurer, Kemper Cymrot, Inc.
  Assistant Treasurer, Kemper Cymrot Management, Inc.
  Assistant Treasurer, FKLA Loire Court, Inc.
  Assistant Treasurer, FKLA Realty Corporation
  Assistant Treasurer, FLA First Nationwide, Inc.
  Assistant Treasurer, FLA Plate Building, Inc.
  Assistant Treasurer, FLA Realty Corporation
  Assistant Treasurer, Kemper Portfolio Corporation
  Assistant Treasurer, KFC Portfolio Corporation
  Assistant Treasurer, KILICO Realty Corporation
  Assistant Treasurer, KI Arnold Industrial, Inc.
  Assistant Treasurer, KI Canyon Park, Inc.
  Assistant Treasurer, KI Centreville, Inc.
  Assistant Treasurer, KI Colorado Boulevard, Inc.
  Assistant Treasurer, KI Dublin Boulevard, Inc.
  Assistant Treasurer, KI LaFiesta Square, Inc.
  Assistant Treasurer, KI Lewinsville, Inc.
  Assistant Treasurer, KI Monterey Research, Inc.
  Assistant Treasurer, KI Olive Street, Inc.
  Assistant Treasurer, KI Thornton Boulevard, Inc.
  Assistant Treasurer, KI Sutter Street, Inc.
  Assistant Treasurer, KR 77 Fitness Center, Inc.
  Assistant Treasurer, KR Avondale Redmond, Inc.
  Assistant Treasurer, KR Black Mountain Inc.
  Assistant Treasurer, KR Brannon Resources, Inc.
  Assistant Treasurer, KR Clay Capital, Inc.
  Assistant Treasurer, KR Cranbury, Inc.
  Assistant Treasurer, KR Delta Wetlands, Inc.

  Assistant Treasurer, KR Gainesville, Inc.
  Assistant Treasurer, KR Hotels, Inc.
  Assistant Treasurer, KR Lafayette Apartments, Inc.
  Assistant Treasurer, KR Lafayette BART, Inc.
  Assistant Treasurer, KR Palm Plaza, Inc.
  Assistant Treasurer, KR Red Hill Associates, Inc.
  Assistant Treasurer, KR Seagate/Gateway North, Inc.
  Assistant Treasurer, KR Venture Way, Inc.
  Assistant Treasurer, KR Walnut Creek, Inc.

MITCHELL, KATHERINE H.
  Vice President,  Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
  Vice President,  Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
  Vice President,  Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
  Vice President,  Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
  Vice President,  Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
  Vice President,  Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
  Vice President,  Zurich Kemper Investments, Inc.

ROSE, KATIE M.
  Vice President,  Zurich Kemper Investments, Inc.

SHULTZ, KAREN D.
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President,  Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
  Vice President,  Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
  Vice President,  Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
  Vice President,  Zurich Kemper Investments, Inc.

TEPPER, SHARYN A.
  Vice President,  Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President,  Zurich Kemper Investments, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund
  Assistant Secretary, Kemper Europe Fund

WIZER, BARBARA K.
  Vice President,  Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
  Vice President,  Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) Kemper Distributors, Inc. acts as principal underwriter and distributor of the Registrant's shares, the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.


     (b) Information on the officers and directors of Kemper Distributors, Inc. is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                                        POSITIONS AND OFFICES
        NAME                       POSITIONS AND OFFICES WITH UNDERWRITER                  WITH REGISTRANT
--------------------    ------------------------------------------------------------    ---------------------
John E. Peters          Principal, Director and President                               Vice President
William E. Chapman,
  II                    Director, Executive Vice President                              None
James L. Greenawalt     Director, Executive Vice President                              None
John E. Neal            Director                                                        Vice President
Stephen B. Timbers      Director                                                        President, Treasurer
Patrick H. Dudasik      Financial Principal, Treasurer and Chief Financial Officer      None
Linda A. Bercher        Senior Vice President                                           None
Thomas V. Bruns         Senior Vice President                                           None
Terry Cunningham        Senior Vice President                                           None
Daniel T. O'Lear        Senior Vice President                                           None
John H. Robison, Jr.    Senior Vice President                                           None
Henry J. Schulthesz     Senior Vice President                                           None
David F. Dierenfeldt    Vice President, Secretary                                       None
Carlene D. Merold       Vice President                                                  None
Elizabeth C. Werth      Vice President                                                  Assistant Secretary
Diane E. Ratekin        Assistant Secretary                                             None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of Registrant's investment manager, Zurich Kemper Investments and Kemper Distributors, Inc., the Registrant's principal underwriter, 120 South LaSalle Street, Chicago, Illinois 60603 or at the offices of the transfer agent and one of the custodians of the Registrant, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the other custodian of the Registrant, The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245 or at the offices of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of February, 1996.

                                        KEMPER INTERNATIONAL FUND

                                     By /s/ Stephen B. Timbers
                                        ------------------------------
                                        Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 26, 1996 on behalf of the following persons in the capacities indicated.



                 Signature                              Title
              ------------------                        -----

        /s/ Stephen B. Timbers                          President
-------------------------------------                   (Principal Executive
        Stephen B. Timbers                               Officer) and Trustee

        /s/ David W. Belin*                             Trustee
-------------------------------------
        /s/ Lewis A. Burnham*                           Trustee
-------------------------------------
        /s/ Donald L. Dunaway*                          Trustee
-------------------------------------
        /s/ Robert B. Hoffman*                          Trustee
-------------------------------------
        /s/ Donald R. Jones*                            Trustee
-------------------------------------
        /s/ Shirley D. Peterson*                        Trustee
-------------------------------------
        /s/ William P. Sommers*                         Trustee
-------------------------------------

        /s/ Jerome L. Duffy
-------------------------------------                   Treasurer
        Jerome L. Duffy                                 (Principal Financial
                                                         and Accounting
                                                         Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

                                                /s/ Philip J. Collora
                                          ------------------------------------
                                                Philip J. Collora

                               INDEX TO EXHIBITS



        EXHIBITS
        --------
          99.B1.      Amended and Restated Agreement and Declaration of Trust.(1)
          99.B2.      By-Laws.
          99.B3.      Inapplicable.
          99.B4.      (a) Text of Share Certificate.(1)
                      (b) Written Instrument Establishing and Designating Separate Classes of
                          Shares.(1)
          99.B5.      Investment Management Agreement.
          99.B6.      (a) Underwriting and Distribution Services Agreement.
                      (b) Form of Selling Group Agreement.(1)
          99.B7.      Inapplicable.
          99.B8.      (a) Foreign Custody Agreement (Form 1).
                      (b) Custody Agreement (Form 2).(1)
          99.B9.      (a) Agency Agreement.(1)
                      (b) Supplement to Agency Agreement.(1)
                      (c) Administrative Services Agreement.(1)
                      (d) Amendment to Administrative Services Agreement.(1)
                      (e) Assignment and Assumption Agreement.(1)
         99.B10.      Legal Opinion and Consent.
         99.B11.      Report and Consent of Independent Auditors.
         99.B12.      Inapplicable.
         99.B13.      Inapplicable.
         99.B14.      (a) Kemper Retirement Plan Prototype.
                      (b) Model Individual Retirement Account.
         99.B15.      See 6(a) above (Class B and Class C shares).
         99.B16.      Performance Calculations.
         99.B18.      Multi-Distribution System Plan
         99.B24.      Powers of Attorney.
             27.      Financial Data Schedule.
          99.485(b)   Representation of Counsel (Rule 485(b)).


---------------

        (1) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about February 27, 1995.